UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	05-31-2017

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
California High-Yield Municipal Fund
May 31, 2017

California High-Yield Municipal - Schedule of Investments
MAY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 101.0%
California — 100.1%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/30	2,400,000	2,802,528
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/37	2,000,000	2,197,140
ABC Unified School District GO, Capital Appreciation, 0.00%, 8/1/21 (NATL)(1)	1,000,000	938,070
Alameda Community Facilities District Special Tax, 5.00%, 9/1/42	1,250,000	1,370,763
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/26	2,000,000	2,341,240
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,384,060
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	1,500,000	1,708,515
Alhambra Rev., (Atherton Baptist Homes), 7.50%, 1/1/20, Prerefunded at 100% of Par(2)	1,415,000	1,613,157
Antelope Valley Healthcare District Rev., 5.00%, 3/1/26	5,000,000	5,254,900
Antelope Valley Healthcare District Rev., 5.00%, 3/1/46	5,000,000	4,928,300
Bay Area Toll Authority Rev., VRDN, 1.48%, 6/1/17	1,450,000	1,458,714
Bay Area Toll Authority Rev., VRDN, 1.88%, 6/1/17	2,500,000	2,537,675
Bay Area Toll Authority Rev., VRDN, 2.03%, 6/1/17	1,000,000	1,012,380
Beaumont Financing Authority Special Tax, 6.875%, 9/1/36	1,050,000	1,054,767
Beaumont Unified School District GO, Capital Appreciation, 0.00%, 8/1/40 (AGM)(1)	2,000,000	794,980
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/21 (AGM)(1)	1,190,000	1,117,696
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/22 (AGM)(1)	1,220,000	1,114,409
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/23 (AGM)(1)	1,000,000	889,620
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/50(1)	22,520,000	2,334,423
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,051,560
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.65%, 6/1/41	1,500,000	1,527,480
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/25	715,000	880,008
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31 (GA: Brandman University)	1,820,000	2,027,425
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/30	575,000	681,703
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/31	650,000	766,032
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/32	500,000	586,450
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/33	575,000	670,680
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/34	1,250,000	1,451,075
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/35	1,250,000	1,445,337
California Educational Facilities Authority Rev., (Pepperdine University), 5.00%, 9/1/33	2,000,000	2,305,100
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/34	1,000,000	1,154,150
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/24	2,250,000	2,552,580
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/25	250,000	285,673
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/39	4,615,000	4,798,031
California Health Facilities Financing Authority Rev., (Children's Hospital Los Angeles), 5.00%, 8/15/47(3)	3,215,000	3,636,486
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.50%, 11/1/38 (GA: Children's Healthcare of California)	3,000,000	3,382,950
California Health Facilities Financing Authority Rev., (Kaiser Credit Group), 5.00%, 11/1/47	1,500,000	1,935,780
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/26	1,020,000	1,179,161
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	1,000,000	1,075,570
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	445,000	506,606
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), 5.50%, 10/1/20	1,500,000	1,591,740

California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.25%, 8/15/31	2,030,000	2,340,874
California Infrastructure & Economic Development Bank Rev., (Colburn School), VRDN, 1.78%, 6/1/17	2,190,000	2,189,978
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRDN, 2.47%, 6/1/17	1,000,000	1,005,910
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 0.69%, 6/1/17 (LOC: Union Bank N.A.)	6,690,000	6,690,000
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 0.69%, 6/1/17 (LOC: Union Bank N.A.)	900,000	900,000
California Mobilehome Park Financing Authority Rev., (Millennium Housing of California), 5.50%, 12/15/41	2,000,000	2,002,180
California Municipal Finance Authority COP, (Community Hospitals of Central California Obligated Group), 5.50%, 2/1/19, Prerefunded at 100% of Par(2)	1,450,000	1,561,041
California Municipal Finance Authority Rev., (Azusa Pacific University), 8.00%, 4/1/21, Prerefunded at 100% of Par(2)	3,335,000	4,192,829
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	1,860,000	2,006,828
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.875%, 10/1/18, Prerefunded at 100% of Par(2)	1,000,000	1,066,740
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/25	1,210,000	1,463,059
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/26	355,000	430,519
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,867,075
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/20	600,000	657,798
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/22	360,000	409,014
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,000,000	1,211,860
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	3,615,000	3,989,478
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(4)	625,000	628,400
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(4)	1,400,000	1,306,522
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(4)	2,100,000	1,975,995
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/42(3)	1,750,000	1,985,410
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/47(3)	3,000,000	3,386,880
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,168,240
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,176,480
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	500,000	590,785
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/35	350,000	388,367
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/40	500,000	549,635
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/44	300,000	328,752
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/47	1,600,000	1,802,064
California Municipal Finance Authority Rev., (Nova Academy), 5.00%, 6/15/36(4)	1,825,000	1,842,137
California Municipal Finance Authority Rev., (Nova Academy), 5.00%, 6/15/46(4)	2,425,000	2,418,404
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(4)	905,000	947,626
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(4)	1,400,000	1,467,200
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	950,000	1,045,884
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,750,000	1,914,045
California Pollution Control Financing Authority Rev., (Poseidon Resources Channelside LP), 5.00%, 11/21/45(4)	3,165,000	3,171,077
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/47	3,500,000	3,814,020
California Public Finance Authority Rev., (Keck Graduate Institute of Applied Life Sciences), 5.00%, 7/1/47(4)	1,000,000	1,079,690
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31	4,000,000	4,442,120
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(4)	5,000,000	5,369,350
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/27(4)	500,000	567,110
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/28(4)	685,000	770,111
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/29(4)	795,000	887,737
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/30(4)	400,000	443,644
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/31(4)	500,000	552,310
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(4)	1,000,000	1,078,830

California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(4)	1,000,000	1,074,480
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(4)	1,265,000	1,266,898
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(4)	1,000,000	1,002,200
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/46(4)	2,325,000	2,347,157
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/51(4)	2,000,000	2,005,160
California School Finance Authority Rev., (Encore Education Obligated Group), 5.00%, 6/1/42(4)	2,010,000	1,954,122
California School Finance Authority Rev., (Encore Education Obligated Group), 5.00%, 6/1/52(4)	2,190,000	2,075,923
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(4)	3,500,000	3,693,060
California School Finance Authority Rev., (Inner City Education Foundation), 6.00%, 10/1/49	700,000	754,243
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37(4)	1,050,000	1,056,248
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47(4)	1,425,000	1,430,543
California School Finance Authority Rev., (Kipp Schools), 4.125%, 7/1/24	475,000	502,294
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/34	500,000	538,185
California School Finance Authority Rev., (Kipp Schools), 5.125%, 7/1/44	700,000	749,861
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/45(4)	1,650,000	1,765,978
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/21(4)	400,000	424,720
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(4)	500,000	533,805
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(4)	870,000	900,494
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(4)	1,000,000	1,016,880
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(4)	2,100,000	2,118,732
California State Public Works Board Rev., 4.00%, 11/1/17	1,235,000	1,251,932
California State Public Works Board Rev., 5.75%, 10/1/19, Prerefunded at 100% of Par(2)	2,000,000	2,224,420
California State Public Works Board Rev., 6.00%, 3/1/20, Prerefunded at 100% of Par(2)	1,250,000	1,421,900
California State Public Works Board Rev., 5.00%, 4/1/25	1,500,000	1,744,065
California State Public Works Board Rev., 5.75%, 10/1/31	1,000,000	1,174,420
California State Public Works Board Rev., 5.00%, 12/1/31	975,000	1,112,914
California State Public Works Board Rev., 5.00%, 4/1/37	5,465,000	6,165,504
California State Public Works Board Rev., 5.00%, 11/1/38	2,350,000	2,682,783
California State Public Works Board Rev., 5.00%, 9/1/39	7,000,000	8,053,360
California Statewide Communities Development Authority Rev., (899 Charleston LLC), 5.25%, 11/1/44	1,500,000	1,545,885
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/35	1,785,000	2,063,817
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/43 (GA: American Baptist Homes Foundation)	1,200,000	1,294,092
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/45	2,400,000	2,636,304
California Statewide Communities Development Authority Rev., (be.group), 7.25%, 11/15/41(4)	2,500,000	2,778,550
California Statewide Communities Development Authority Rev., (California Baptist University), 5.50%, 11/1/38	7,000,000	7,170,660
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 3.50%, 5/15/36	5,235,000	5,180,504
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/40	1,000,000	1,122,620
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/34	1,500,000	1,670,880
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/44	2,760,000	3,023,111
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,250,000	1,378,412
California Statewide Communities Development Authority Rev., (Episcopal Communities & Services for Seniors), 5.00%, 5/15/42	1,500,000	1,622,085
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	1,000,000	1,130,910
California Statewide Communities Development Authority Rev., (Independence Support LLC), 7.00%, 6/1/45	7,000,000	6,152,300
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(4)	3,500,000	3,582,285

California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(4)	2,000,000	2,301,540
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(4)	1,000,000	1,087,570
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(4)	1,000,000	1,083,610
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	5,000,000	5,431,900
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(4)	3,000,000	3,243,240
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	5,051,915
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/56(4)	8,250,000	9,021,705
California Statewide Communities Development Authority Rev., (Los Angeles Jewish Home for the Aging Obligated Group), 3.00%, 8/1/21 (GA: Jewish Home Foundation)	1,300,000	1,301,911
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 4.00%, 10/1/41	6,500,000	6,662,760
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRDN, 1.375%, 4/2/18	4,350,000	4,369,314
California Statewide Communities Development Authority Rev., (Sutter Health Obligated Group), 5.05%, 8/15/38 (AGM)	1,650,000	1,712,617
California Statewide Communities Development Authority Rev., VRDN, 0.69%, 6/1/17 (GA: Chevron USA, Inc.)	1,000,000	1,000,000
California Statewide Communities Development Authority Special Assessment, 2.70%, 9/2/22	345,000	349,540
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/23	355,000	361,891
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/24	365,000	373,669
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/35	1,920,000	2,111,270
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/45	3,810,000	4,125,468
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/36	1,000,000	1,106,630
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	4,515,000	4,979,413
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/45	1,500,000	1,635,240
Capistrano Unified School District Special Tax, 3.20%, 9/1/44	1,630,000	1,423,414
Capistrano Unified School District Special Tax, 4.00%, 9/1/46	3,000,000	3,016,620
Carson Redevelopment Agency Successor Agency Tax Allocation, 7.00%, 10/1/19, Prerefunded at 100% of Par(2)	2,000,000	2,280,540
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/29 (AGM)	1,250,000	1,454,662
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/30 (AGM)	1,315,000	1,523,677
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/31 (AGM)	1,380,000	1,591,333
Chula Vista Rev., (San Diego Gas & Electric Co.), 5.875%, 1/1/34	1,000,000	1,087,080
Clovis Unified School District GO, 5.00%, 8/1/38	3,000,000	3,465,000
Corona-Norco Unified School District Special Tax, 4.00%, 9/1/45	2,000,000	2,043,400
Del Mar Race Track Authority Rev., 5.00%, 10/1/29	1,010,000	1,096,739
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	2,000,000	2,163,300
Dixon Special Tax, 5.00%, 9/1/45	4,780,000	5,210,965
Duarte Unified School District GO, Capital Appreciation, 0.00%, 11/1/23 (AGM)(1)	1,150,000	1,016,094
East Garrison Public Finance Authority Special Tax, 5.00%, 9/1/46	1,250,000	1,329,863
Eastern Municipal Water District Special Tax, 5.00%, 9/1/36	3,575,000	3,948,158
El County Dorado Special Tax, 5.00%, 9/1/27	1,055,000	1,254,300
El County Dorado Special Tax, 5.00%, 9/1/29	1,225,000	1,434,867
El County Dorado Special Tax, 5.00%, 9/1/30	1,325,000	1,541,876
El County Dorado Special Tax, 5.00%, 9/1/31	1,280,000	1,480,909
El County Dorado Special Tax, 5.00%, 9/1/32	1,355,000	1,559,429
El County Dorado Special Tax, 4.00%, 9/1/46	2,350,000	2,351,692
Elk Grove Finance Authority Special Tax, 4.00%, 9/1/22	1,310,000	1,440,830
Elk Grove Finance Authority Special Tax, 4.00%, 9/1/24	1,705,000	1,889,839
Elk Grove Finance Authority Special Tax, 4.00%, 9/1/26	2,140,000	2,368,145

Elk Grove Finance Authority Special Tax, 5.00%, 9/1/46	3,500,000	3,885,315
Elsinore Valley Municipal Water District COP, VRDN, 0.72%, 6/7/17 (LOC: Bank of America N.A.)	1,200,000	1,200,000
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	590,000	683,840
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,145,520
Escondido Joint Powers Financing Authority Rev., 5.00%, 9/1/31	1,355,000	1,544,686
Foothill-De Anza Community College District GO, Capital Appreciation, 0.00%, 8/1/21 (NATL)(1)	3,000,000	2,830,560
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/24(5)	2,200,000	1,890,482
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,000,000	1,897,200
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	4,000,000	4,807,040
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	27,500,000	31,824,925
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	3,750,000	4,350,600
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,304,830
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,195,220
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	1,500,000	1,780,380
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25	1,000,000	1,198,040
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	1,000,000	1,202,020
Golden State Tobacco Securitization Corp. Rev., 4.50%, 6/1/27	495,000	495,000
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	1,545,000	1,835,367
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	1,500,000	1,741,365
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/33	2,945,000	2,959,430
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	7,000,000	7,125,650
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(1)	20,000,000	2,821,400
Golden State Tobacco Securitization Corp. Rev., 5.125%, 6/1/47	16,900,000	16,899,155
Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47	295,000	295,000
Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47	4,705,000	4,739,817
Hayward Area Recreation and Park District COP, 5.125%, 1/1/24, Prerefunded at 100% of Par(2)	1,500,000	1,857,660
Hayward Unified School District GO, 4.00%, 8/1/17 (AGM)	1,650,000	1,659,256
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/34	350,000	386,348
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,297,169
Hesperia Special Tax, 5.00%, 9/1/29	1,060,000	1,186,659
Hesperia Special Tax, 5.00%, 9/1/35	2,690,000	2,946,249
Hesperia Public Financing Authority Tax Allocation, 5.50%, 9/1/32 (XLCA)	3,000,000	3,015,600
Hesperia Public Financing Authority Tax Allocation, 5.50%, 9/1/37 (XLCA)	2,025,000	2,034,517
Huntington Beach Community Facilities District Special Tax, 5.375%, 9/1/33	1,700,000	1,885,504
Independent Cities Finance Authority Rev., (Augusta Communities LLC), 5.00%, 5/15/39	2,500,000	2,662,775
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 5.00%, 9/15/36	1,000,000	1,066,990
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 5.00%, 9/15/36	1,500,000	1,596,810
Independent Cities Finance Authority Rev., (Millennium Housing LLC), 6.75%, 8/15/46	2,500,000	2,859,575
Independent Cities Finance Authority Rev., (Millennium Housing LLC), 5.00%, 10/15/47	4,000,000	4,271,960
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,276,889
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,680,000	2,994,793
Irvine Rev., VRDN, 0.76%, 6/1/17 (LOC: State Street Bank & Trust Co.)	1,500,000	1,500,000
Irvine Special Assessment, 5.00%, 9/2/24	700,000	807,821
Irvine Special Assessment, 5.00%, 9/2/26	600,000	686,082
Irvine Special Assessment, 5.00%, 9/2/29	700,000	781,641
Irvine Special Assessment, 5.00%, 9/2/30	350,000	389,127
Irvine Special Assessment, 5.00%, 9/2/42	1,500,000	1,646,460
Irvine Special Assessment, VRDN, 0.76%, 6/1/17 (LOC: State Street Bank & Trust Co.)	1,900,000	1,900,000
Irvine Special Assessment, VRDN, 0.76%, 6/1/17 (LOC: U.S. Bank N.A.)	8,350,000	8,350,000

Irvine Special Assessment, VRDN, 0.76%, 6/1/17 (LOC: State Street Bank & Trust Co.)	4,538,000	4,538,000
Irvine Special Assessment, VRDN, 0.76%, 6/1/17 (LOC: U.S. Bank N.A.)	1,100,000	1,100,000
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,096,610
Irvine Special Tax, 5.00%, 9/1/44	500,000	545,735
Irvine Special Tax, 4.00%, 9/1/45	7,500,000	7,680,450
Irvine Special Tax, 5.00%, 9/1/49	4,500,000	4,902,480
Irvine Unified School District Special Tax, 6.70%, 9/1/35	515,000	572,654
Jurupa Community Services District Special Tax, 8.875%, 9/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,201,840
Jurupa Community Services District Special Tax, 5.00%, 9/1/37	250,000	268,780
Jurupa Community Services District Special Tax, 5.00%, 9/1/40	1,605,000	1,772,385
Jurupa Community Services District Special Tax, 5.00%, 9/1/42	1,000,000	1,070,000
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/42	1,000,000	1,130,100
Kaweah Delta Health Care District Rev., 4.00%, 6/1/45	785,000	802,270
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36	1,100,000	1,167,199
Lake Elsinore Special Tax, 4.00%, 9/1/46	4,480,000	4,500,429
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/34	535,000	588,484
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	2,380,000	2,588,107
Lammersville Joint Unified School District Special Tax, 5.00%, 9/1/27(3)	450,000	537,242
Lammersville Joint Unified School District Special Tax, 5.00%, 9/1/28(3)	505,000	594,057
Lammersville Joint Unified School District Special Tax, 5.00%, 9/1/30(3)	1,300,000	1,504,815
Lammersville Joint Unified School District Special Tax, 5.00%, 9/1/32(3)	1,510,000	1,729,916
Lammersville Joint Unified School District Special Tax, 6.00%, 9/1/43	1,250,000	1,451,162
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,150,000	1,489,894
Long Beach Marina System Rev., 5.00%, 5/15/45	5,245,000	5,756,597
Los Alamitos Unified School District COP, Capital Appreciation, 0.00%, 8/1/24(5)	1,300,000	1,159,496
Los Angeles Community Facilities District Special Tax, 6.40%, 9/1/22	880,000	889,442
Los Angeles County COP, 5.00%, 3/1/23	1,000,000	1,188,400
Los Angeles County Schools COP, 4.00%, 6/1/18 (AGM)	1,650,000	1,698,592
Los Angeles County Schools COP, 5.00%, 6/1/19 (AGM)	1,200,000	1,291,332
Los Angeles County Schools COP, 5.00%, 6/1/20 (AGM)	1,305,000	1,445,862
Los Angeles County Schools COP, 5.00%, 6/1/21 (AGM)	1,895,000	2,153,270
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/30	3,500,000	4,161,465
Los Angeles Unified School District COP, 5.00%, 10/1/29	350,000	404,968
Los Angeles Unified School District GO, 5.00%, 7/1/18	3,335,000	3,486,876
Los Angeles Unified School District GO, 5.00%, 7/1/24	3,430,000	3,958,220
Los Angeles Unified School District GO, 5.00%, 7/1/30	1,155,000	1,381,507
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	1,700,000	2,470,967
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	4,000,000	5,742,640
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/24	1,200,000	1,417,500
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/26	755,000	885,064
Menifee Union School District Public Financing Authority Special Tax, 4.00%, 9/1/27	420,000	455,700
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/28	325,000	375,947
Modesto Irrigation District COP, 6.00%, 10/1/39	2,120,000	2,298,801
Montebello Community Redevelopment Agency Successor Agency Tax Allocation, 8.10%, 3/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,108,700
Moorpark Rev., (Villa del Arroyo Moorpark LLC), 6.50%, 5/15/41	4,000,000	4,517,360
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/42	655,000	717,873
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/46	830,000	907,215
Murrieta Financing Authority Special Tax, 5.00%, 9/1/31	1,735,000	1,918,303
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	2,530,000	2,959,164

Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/30	1,735,000	1,981,266
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,915,000	2,179,155
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/32	1,155,000	1,349,479
Norman Y Mineta San Jose International Airport SJC Rev., 5.25%, 3/1/34	2,605,000	2,906,867
Northern California Power Agency Rev., 5.00%, 7/1/31	1,090,000	1,242,774
Northern Inyo County Local Hospital District Rev., 3.875%, 12/1/27	1,785,000	1,766,025
Oakland Unified School District/Alameda County GO, 6.625%, 8/1/21, Prerefunded at 100% of Par(2)	770,000	943,597
Oakland Unified School District/Alameda County GO, 5.50%, 8/1/22, Prerefunded at 100% of Par(2)	2,150,000	2,610,078
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	456,932
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/41	1,000,000	1,108,430
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/46	1,000,000	1,101,820
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,081,020
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	538,535
Orange Community Facilities District Special Tax, 5.00%, 10/1/40 (AGM)	2,000,000	2,255,180
Orange County Community Facilities District Special Tax, 5.25%, 8/15/45	4,000,000	4,486,240
Orange County Community Facilities District Special Tax, 5.00%, 8/15/46	10,000,000	11,121,300
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	2,095,000	2,399,026
Oxnard Financing Authority Rev., 5.00%, 6/1/34 (AGM)	2,750,000	3,137,805
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	400,000	467,356
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/24 (BAM)	475,000	571,373
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/25 (BAM)	850,000	1,032,810
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/26 (BAM)	600,000	734,226
Palm Springs Financing Authority Rev., 5.00%, 6/1/35	4,000,000	4,495,280
Palomar Health Rev., 5.00%, 11/1/27	2,005,000	2,312,788
Palomar Health Rev., 5.00%, 11/1/36	6,250,000	6,870,000
Palomar Health Rev., 4.00%, 11/1/39	8,875,000	8,771,074
Palomar Health Rev., 5.00%, 11/1/39	3,170,000	3,455,554
Paramount Unified School District GO, Capital Appreciation, 0.00%, 8/1/51 (BAM)(1)	10,000,000	1,203,200
Perris Union High School District Special Tax, 5.00%, 9/1/41	4,750,000	5,136,982
Pleasant Valley School District/Ventura County GO, 5.85%, 8/1/31 (NATL)	4,835,000	6,162,933
Poway Unified School District Rev., 7.875%, 9/15/19, Prerefunded at 100% of Par(2)	3,760,000	4,341,409
Poway Unified School District Special Tax, 3.375%, 9/1/42	2,475,000	2,325,559
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/34	1,000,000	1,106,630
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/35	1,000,000	1,104,370
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/36	1,250,000	1,379,512
Rancho Cordova Community Facilities District Special Tax, 4.00%, 9/1/22	400,000	439,948
Rancho Cordova Community Facilities District Special Tax, 4.00%, 9/1/23	650,000	719,953
Rancho Cordova Community Facilities District Special Tax, 4.00%, 9/1/24	500,000	554,205
Rancho Cordova Community Facilities District Special Tax, 4.00%, 9/1/26	1,000,000	1,106,610
Rancho Cordova Community Facilities District Special Tax, 4.00%, 9/1/27	425,000	464,959
Rancho Cordova Community Facilities District Special Tax, 4.00%, 9/1/29	1,280,000	1,378,022
Rancho Cordova Community Facilities District Special Tax, 4.00%, 9/1/31	1,350,000	1,433,605
Rancho Cordova Community Facilities District Special Tax, 4.00%, 9/1/37	3,000,000	3,097,530
Rancho Cordova Community Facilities District Special Tax, 5.00%, 9/1/40	1,195,000	1,313,436
Rancho Cordova Community Facilities District Special Tax, 5.00%, 9/1/45	1,250,000	1,368,275
Redding Electric System Rev., 5.00%, 6/1/21	400,000	457,560
Redding Electric System Rev., 5.00%, 6/1/23	740,000	885,277
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (Ambac)(1)	3,405,000	2,330,757
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/35	2,550,000	2,792,913

Rio Elementary School District Community Facilities District Special Tax, 5.50%, 9/1/39	1,785,000	1,970,051
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	1,500,000	1,606,080
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	5,000,000	5,353,600
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/30	1,035,000	1,122,592
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/35	2,520,000	2,699,726
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/40	2,250,000	2,436,795
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42(3)	1,110,000	1,211,632
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	3,000,000	3,187,320
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/44	2,735,000	2,951,995
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/45(3)	540,000	587,855
Riverside County Public Financing Authority Tax Allocation, 4.00%, 10/1/36 (BAM)	2,500,000	2,630,225
Riverside County Redevelopment Successor Agency Tax Allocation, 6.25%, 10/1/20, Prerefunded at 100% of Par(2)	2,200,000	2,579,280
Riverside County Transportation Commission Rev., 5.25%, 6/1/39	800,000	940,872
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(1)	2,000,000	648,060
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(1)	3,320,000	1,011,571
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(1)	5,000,000	1,416,400
Riverside County Transportation Commission Rev., 5.75%, 6/1/44	500,000	568,230
Riverside Sewer Rev., 5.00%, 8/1/40	2,000,000	2,284,640
Romoland School District Special Tax, 5.00%, 9/1/35	4,685,000	5,184,562
Romoland School District Special Tax, 5.00%, 9/1/38	2,900,000	3,185,244
Romoland School District Special Tax, 5.00%, 9/1/43	2,640,000	2,829,790
Roseville Special Tax, 5.00%, 9/1/32(3)(4)	1,265,000	1,391,298
Roseville Special Tax, 5.00%, 9/1/37	1,250,000	1,372,012
Roseville Special Tax, 5.00%, 9/1/38	1,650,000	1,818,003
Roseville Special Tax, 5.00%, 9/1/44	1,650,000	1,775,796
Roseville Special Tax, 5.00%, 9/1/47(3)(4)	6,500,000	6,943,495
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27 (GA: Merrill Lynch & Co.)	5,000,000	5,850,200
Sacramento Special Tax, 5.00%, 9/1/41	1,900,000	2,116,030
Sacramento Special Tax, 5.00%, 9/1/46	2,250,000	2,497,702
Sacramento County Special Tax, 5.00%, 9/1/40	2,350,000	2,619,169
Sacramento County Special Tax, 5.00%, 9/1/45	4,700,000	5,205,720
Sacramento County Special Tax, 5.00%, 9/1/46	2,385,000	2,641,626
Sacramento County Airport System Rev., 6.00%, 7/1/35	4,000,000	4,206,680
Sacramento Transportation Authority Rev., 5.00%, 10/1/24	1,055,000	1,263,605
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 2.00%, 12/1/17 (AGM)	2,675,000	2,690,595
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/21 (AGM)	3,900,000	4,528,719
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/23 (AGM)	2,425,000	2,922,222
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	9,350,000	11,005,417
San Clemente Special Tax, 5.00%, 9/1/46	7,675,000	8,332,901
San County Bernardino Special Tax, 5.00%, 9/1/33	3,000,000	3,301,920
San Diego Special Tax, 5.00%, 9/1/37	995,000	1,120,111
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	835,000	1,005,407
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/26	525,000	623,900
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	725,000	831,162
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/24	300,000	356,793
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/25	955,000	1,135,199
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/26	500,000	589,280
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/43	2,500,000	2,805,625
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	1,500,000	1,675,920

San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/30	2,000,000	2,299,800
San Diego Redevelopment Agency Successor Agency Tax Allocation, 7.00%, 11/1/19, Prerefunded at 100% of Par(2)	3,000,000	3,433,590
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	390,000	452,735
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	545,000	649,749
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	650,000	790,127
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	700,000	864,976
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	868,808
San Francisco City & County Redevelopment Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(1)	5,500,000	1,320,770
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/33	780,000	892,336
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/43	1,000,000	1,123,960
San Gorgonio Memorial Health Care District GO, 4.00%, 8/1/17	435,000	437,288
San Gorgonio Memorial Health Care District GO, 4.00%, 8/1/18	515,000	532,809
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/20	1,000,000	1,114,510
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/21	275,000	313,968
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/28	1,080,000	1,257,401
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/29	1,165,000	1,345,482
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/32	450,000	510,152
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/33	280,000	315,997
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/34	335,000	376,369
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NATL)(1)	3,090,000	2,381,710
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NATL)(1)	165,000	104,666
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NATL)(1)	16,000,000	9,137,440
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NATL)(1)	290,000	157,809
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(1)	1,335,000	609,494
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	6,000,000	6,556,680
San Mateo Special Tax, 6.00%, 9/1/42	500,000	556,150
San Mateo Special Tax, 5.50%, 9/1/44	2,250,000	2,441,497
Santa Barbara Secondary High School District GO, 0.00%, 8/1/36(1)	10,000,000	4,686,200
Santa Clara Valley Transportation Authority Rev., VRDN, 0.75%, 6/1/17 (SBBPA: State Street Bank & Trust Co.)	300,000	300,000
Santa Cruz County Redevelopment Agency Tax Allocation, 4.00%, 9/1/34 (BAM)	1,000,000	1,062,750
Santa Cruz County Redevelopment Agency Tax Allocation, 4.00%, 9/1/35 (BAM)	900,000	954,261
Santa Cruz County Redevelopment Agency Tax Allocation, 4.00%, 9/1/36 (BAM)	1,350,000	1,424,749
Santa Margarita Water District Special Tax, 5.625%, 9/1/43	1,250,000	1,395,150
Santaluz Community Facilities District No. 2 Special Tax, 5.10%, 9/1/30, Prerefunded at 103% of Par(2)	465,000	510,003
Saugus-Castaic School Facilities Financing Authority Special Tax, 6.00%, 9/1/43	1,480,000	1,672,696
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/41	1,235,000	1,365,996
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/46	1,245,000	1,372,799
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(1)	12,000,000	4,181,760
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(1)	5,000,000	1,131,000
South Placer Wastewater Authority Rev., VRN, 1.11%, 6/1/17	2,985,000	2,983,627
Southern California Public Power Authority Rev., 5.25%, 11/1/19 (GA: Goldman Sachs & Co.)	2,445,000	2,666,664
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs & Co.)	3,755,000	4,548,356
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(1)	1,800,000	1,407,258
State of California GO, 5.00%, 11/1/19	5,000,000	5,490,600
State of California GO, 5.25%, 2/1/30	5,000,000	5,766,250
State of California GO, 6.00%, 4/1/38	5,000,000	5,465,700
State of California GO, VRN, 1.68%, 6/1/17	2,000,000	2,004,160
State of California GO, VRN, 1.78%, 6/1/17	800,000	804,000
State of California GO, VRN, 1.93%, 6/1/17	960,000	968,938

Stockton Public Financing Authority Rev., 5.00%, 9/1/28 (BAM)	2,215,000	2,612,703
Stockton Public Financing Authority Rev., 5.00%, 9/1/29 (BAM)	1,750,000	2,048,935
Stockton Public Financing Authority Rev., 6.25%, 10/1/40	1,750,000	2,139,865
Stockton Unified School District GO, 5.00%, 8/1/31	4,620,000	5,463,473
Stockton Unified School District GO, 5.00%, 8/1/42 (AGM)	705,000	797,235
Sunnyvale Special Tax, 7.75%, 8/1/32	6,500,000	6,515,145
Susanville Public Financing Authority Rev., 6.00%, 6/1/45	3,000,000	3,199,890
Tahoe-Truckee Unified School District GO, Capital Appreciation, 0.00%, 8/1/22 (NATL)(1)	2,690,000	2,464,739
Tahoe-Truckee Unified School District GO, Capital Appreciation, 0.00%, 8/1/23 (NATL)(1)	2,220,000	1,979,774
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	4,000,000	4,360,640
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/45(1)	20,000,000	2,136,200
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 5.50%, 6/1/45	2,000,000	1,994,900
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/37	2,250,000	2,250,180
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(1)	25,000,000	2,414,250
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.125%, 6/1/46	14,120,000	14,120,282
Tracy Community Facilities District No. 2006-01 Special Tax, 5.75%, 9/1/36	3,105,000	3,110,558
Tracy Public Financing Authority Special Tax, 4.00%, 9/2/18	1,900,000	1,960,439
Tracy Public Financing Authority Special Tax, 5.00%, 9/2/19	2,285,000	2,459,643
Tracy Public Financing Authority Special Tax, 5.00%, 9/2/20	2,100,000	2,317,833
Tulare Sewer Rev., 5.00%, 11/15/22 (AGM)	500,000	592,135
Tulare Sewer Rev., 5.00%, 11/15/24 (AGM)	500,000	612,530
Tulare Sewer Rev., 5.00%, 11/15/25 (AGM)	400,000	493,892
Tustin Community Facilities District Special Tax, 5.00%, 9/1/37	3,330,000	3,680,050
Tustin Community Facilities District Special Tax, 5.00%, 9/1/40	1,100,000	1,209,021
Tustin Community Facilities District Special Tax, 5.00%, 9/1/45	2,200,000	2,408,164
Val Verde Unified School District Special Tax, 5.00%, 9/1/37	1,750,000	1,936,340
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	464,520
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	1,023,610
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	776,183
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	1,039,260
Whittier Rev., (Presbyterian Intercommunity Hospital Obligated Group), 5.00%, 6/1/44	3,500,000	3,873,800
William S Hart Union High School District Special Tax, 5.00%, 9/1/42	1,350,000	1,484,122
William S Hart Union High School District Special Tax, 5.00%, 9/1/47	2,350,000	2,569,607
Woodland Special Tax, 4.00%, 9/1/41	2,750,000	2,784,567
Woodland Special Tax, 4.00%, 9/1/45	2,760,000	2,783,267
Yuba City Unified School District GO, Capital Appreciation, 0.00%, 3/1/25 (NATL)(1)	1,500,000	1,260,945
		1,038,264,699
Guam — 0.5%
Guam Government Rev., 5.125%, 1/1/42	1,000,000	1,054,150
Guam Government Power Authority Rev., 5.00%, 10/1/34	850,000	903,848
Guam Government Waterworks Authority Rev., 5.00%, 1/1/46	3,000,000	3,283,920
		5,241,918
U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority Rev., 5.00%, 9/1/33(4)	2,500,000	2,755,275

Virgin Islands Public Finance Authority Rev., 6.75%, 10/1/37	2,000,000	1,599,560
		4,354,835
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $993,071,534)		1,047,861,452
OTHER ASSETS AND LIABILITIES — (1.0)%		(10,027,727)
TOTAL NET ASSETS — 100.0%		$1,037,833,725

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $83,361,111, which represented 8.0% of total net assets.

(5)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$993,071,534
Gross tax appreciation of investments	$60,577,388
Gross tax depreciation of investments	(5,787,470)
Net tax appreciation (depreciation) of investments	$54,789,918

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
California Intermediate-Term Tax-Free Bond Fund
May 31, 2017

California Intermediate-Term Tax-Free Bond - Schedule of Investments
MAY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 100.2%
California — 100.1%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/24	1,000,000	1,200,420
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/17	1,000,000	1,003,380
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/18	500,000	521,270
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.00%, 8/1/30	2,500,000	2,906,325
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	1,450,000	1,657,712
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/20	3,010,000	3,382,578
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/22	1,000,000	1,154,030
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	2,000,000	2,381,080
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/25	500,000	600,780
Alameda Corridor Transportation Authority Rev., 0.00%, 10/1/35 (NATL)(1)	9,000,000	4,485,240
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	3,000,000	3,427,410
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	500,000	569,505
Alum Rock Union Elementary School District GO, 6.00%, 8/1/39	1,500,000	1,849,935
Anaheim Public Financing Authority Rev., 5.00%, 10/1/23	1,200,000	1,429,572
Anaheim Public Financing Authority Rev., 5.00%, 10/1/24	2,275,000	2,696,353
Anaheim Public Financing Authority Rev., 5.00%, 5/1/25	1,000,000	1,205,820
Anaheim Public Financing Authority Rev., 5.00%, 5/1/28	1,100,000	1,297,373
Anaheim Public Financing Authority Rev., 5.00%, 5/1/29	1,250,000	1,464,388
Anaheim Public Financing Authority Rev., 5.00%, 5/1/34	1,360,000	1,557,037
Anaheim Public Financing Authority Rev., 5.375%, 10/1/36	700,000	794,157
Anaheim Public Financing Authority Rev., 5.00%, 5/1/39	1,550,000	1,766,178
Anaheim Public Financing Authority Rev., 5.00%, 5/1/46	2,000,000	2,270,860
Bay Area Toll Authority Rev., 2.00%, 4/1/21	2,000,000	2,048,500
Bay Area Toll Authority Rev., 5.00%, 4/1/24	1,500,000	1,763,805
Bay Area Toll Authority Rev., 5.00%, 4/1/25	3,500,000	4,111,940
Bay Area Toll Authority Rev., 5.00%, 4/1/28	7,185,000	8,419,096
Bay Area Toll Authority Rev., 5.00%, 4/1/43	5,610,000	6,383,002
Bay Area Toll Authority Rev., 5.00%, 10/1/54	5,000,000	5,602,150
Bay Area Toll Authority Rev., VRDN, 1.48%, 6/1/17	1,000,000	1,006,010
Bay Area Toll Authority Rev., VRDN, 1.88%, 6/1/17	2,500,000	2,537,675
Bay Area Toll Authority Rev., VRDN, 2.03%, 6/1/17	3,500,000	3,543,330
Bay Area Toll Authority Rev., VRDN, 1.50%, 4/2/18	3,000,000	3,006,210
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	3,000,000	3,077,340
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/21	750,000	856,005
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/24	930,000	1,128,527
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31 (GA: Brandman University)	1,455,000	1,620,826
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/19	200,000	214,040
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/20	250,000	275,683
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/21	350,000	396,935
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/25	800,000	970,312
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	366,414
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	965,432
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/30	1,365,000	1,473,299

California Educational Facilities Authority Rev., (Pomona College), 5.00%, 1/1/24	2,100,000	2,240,196
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/18, Prerefunded at 100% of Par(2)	655,000	677,964
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/18	500,000	517,615
California Educational Facilities Authority Rev., (Santa Clara University), 5.25%, 4/1/18, Prerefunded at 100% of Par(2)	1,875,000	1,944,619
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/27	275,000	329,904
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/28	250,000	297,345
California Educational Facilities Authority Rev., (University of Redlands), 3.00%, 10/1/29	360,000	363,269
California Educational Facilities Authority Rev., (University of Redlands), 3.00%, 10/1/30	365,000	365,978
California Educational Facilities Authority Rev., (University of Redlands), 3.125%, 10/1/31	295,000	296,239
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/32	600,000	699,576
California Educational Facilities Authority Rev., (University of Redlands), 3.25%, 10/1/33	355,000	356,345
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/36	250,000	287,073
California Educational Facilities Authority Rev., (University of San Francisco), 5.00%, 10/1/21	750,000	864,998
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/18, Prerefunded at 100% of Par(2)	2,950,000	3,115,583
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25	1,875,000	2,360,044
California Educational Facilities Authority Rev., (University of the Pacific), 4.50%, 11/1/17	1,000,000	1,015,450
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,000,000	1,161,480
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/25	1,000,000	1,142,690
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/39	2,415,000	2,510,779
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/18	1,000,000	1,049,570
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/22	3,000,000	3,583,650
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/23	2,150,000	2,607,864
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/24	1,450,000	1,787,879
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/26	3,000,000	3,697,590
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/27	6,000,000	7,330,560
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/31	2,700,000	3,207,033
California Health Facilities Financing Authority Rev., (Children's Hospital Los Angeles), 5.00%, 8/15/37(3)	1,000,000	1,145,140
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.25%, 11/1/29 (GA: Children's Healthcare of California)	5,000,000	5,612,550
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), 5.00%, 7/1/18(2)	3,000,000	3,138,300
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), VRDN, 0.73%, 6/7/17 (LOC: Bank of Montreal)	2,200,000	2,200,000
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/22	500,000	579,555
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/24	1,200,000	1,443,516
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/25	500,000	608,415
California Health Facilities Financing Authority Rev., (Kaiser Credit Group), 5.00%, 11/1/27	5,000,000	6,319,850
California Health Facilities Financing Authority Rev., (Kaiser Credit Group), 4.00%, 11/1/44	1,000,000	1,035,350
California Health Facilities Financing Authority Rev., (Kaiser Credit Group), 5.00%, 11/1/47	750,000	967,890
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/25	5,855,000	6,815,688
California Health Facilities Financing Authority Rev., (Northern California Retired Officers Community), 5.70%, 12/1/18, Prerefunded at 100% of Par (Ambac California Mortgage Insurance)(2)	1,455,000	1,560,866
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.25%, 10/1/18, Prerefunded at 100% of Par(2)	3,250,000	3,484,845
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	2,085,000	2,243,147
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.50%, 7/1/29	1,500,000	1,627,275
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	890,000	1,013,212
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.75%, 7/1/39	1,000,000	1,085,330
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), 5.00%, 10/1/17	1,400,000	1,419,656
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,000,000	2,254,860

California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.50%, 8/15/17	1,000,000	1,009,950
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/18	1,305,000	1,369,689
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/22	1,650,000	1,922,448
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.25%, 8/15/22	3,335,000	3,510,054
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/28	465,000	558,498
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/29	1,000,000	1,190,210
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/30	1,750,000	2,071,685
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/31	1,500,000	1,767,930
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 6.00%, 8/15/42	1,000,000	1,145,040
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/52	3,650,000	4,032,009
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010,000	1,209,293
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/28	1,205,000	1,435,107
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	1,000,000	1,183,210
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30	1,370,000	1,614,819
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/41	1,000,000	1,146,070
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 4.00%, 11/1/45	1,250,000	1,289,238
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/28	800,000	958,952
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/29	1,250,000	1,484,975
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/31	800,000	937,552
California Infrastructure & Economic Development Bank Rev., (Colburn School), VRDN, 1.78%, 6/1/17	4,375,000	4,374,956
California Infrastructure & Economic Development Bank Rev., (J Paul Getty Trust), VRDN, 1.06%, 6/1/17	5,000,000	4,999,800
California Infrastructure & Economic Development Bank Rev., (J Paul Getty Trust), VRDN, 1.06%, 6/1/17	2,750,000	2,749,477
California Infrastructure & Economic Development Bank Rev., (J Paul Getty Trust), VRDN, 1.19%, 6/1/17	2,400,000	2,408,040
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRDN, 2.47%, 6/1/17	3,000,000	3,017,730
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 0.69%, 6/1/17 (LOC: Union Bank N.A.)	1,000,000	1,000,000
California Infrastructure & Economic Development Bank Rev., (Scripps Research Institute), 4.00%, 7/1/29	1,480,000	1,615,982
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 7/1/26	8,000,000	9,645,040
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/22	3,735,000	4,164,712
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/24 (GA: Walt & Lilly Disney Foundation)	215,000	260,892
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/26 (GA: Walt & Lilly Disney Foundation)	750,000	931,613
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/27 (GA: Walt & Lilly Disney Foundation)	1,000,000	1,224,590
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/29 (GA: Walt & Lilly Disney Foundation)	700,000	841,869
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/31 (GA: Walt & Lilly Disney Foundation)	570,000	675,034
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 4.00%, 2/1/33 (GA: Walt & Lilly Disney Foundation)	615,000	657,244
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 4.00%, 2/1/34 (GA: Walt & Lilly Disney Foundation)	500,000	531,215
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 4.00%, 2/1/35 (GA: Walt & Lilly Disney Foundation)	500,000	530,050
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,313,235
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/18	605,000	626,671
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/23	815,000	966,134
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/27	500,000	610,775

California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/28	1,040,000	1,257,786
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/22	1,000,000	1,147,410
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/23	520,000	607,386
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25	1,925,000	2,301,511
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	545,000	637,149
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	735,000	851,608
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	1,075,000	1,287,624
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	1,000,000	1,148,130
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	1,000,000	1,188,320
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/30	1,000,000	1,174,810
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/33	3,940,000	4,543,214
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	4,000,000	4,414,360
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/19	605,000	651,246
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.25%, 7/1/21	1,760,000	1,952,491
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/24(3)	1,245,000	1,491,896
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26(3)	1,600,000	1,920,176
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29(3)	1,100,000	1,298,528
California Municipal Finance Authority Rev., (Emerson College), 5.75%, 1/1/33	2,250,000	2,546,010
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/42	1,000,000	1,150,650
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/20	1,000,000	1,036,090
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/21	1,680,000	1,746,310
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 4.00%, 11/1/22	1,000,000	1,091,950
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/36	3,000,000	3,443,940
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/17(2)	2,290,000	2,290,000
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/25	700,000	852,915
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,223,700
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,216,950
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/37	1,000,000	1,104,630
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 3.00%, 7/1/19(4)	1,025,000	1,053,639
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 3.00%, 7/1/20(4)	1,115,000	1,153,992
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/46	5,000,000	5,402,250
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(4)	1,000,000	1,074,480
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(4)	500,000	515,685
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(4)	1,000,000	1,023,290
California State Public Works Board Rev., 4.00%, 11/1/17	1,250,000	1,267,138
California State Public Works Board Rev., 6.25%, 4/1/19, Prerefunded at 100% of Par(2)	2,435,000	2,673,435
California State Public Works Board Rev., 6.375%, 11/1/19, Prerefunded at 100% of Par(2)	2,500,000	2,827,300
California State Public Works Board Rev., 5.00%, 4/1/21	3,000,000	3,436,140
California State Public Works Board Rev., 5.00%, 4/1/22	2,100,000	2,465,001
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(2)	1,000,000	1,189,210
California State Public Works Board Rev., 5.00%, 4/1/23	2,000,000	2,332,300
California State Public Works Board Rev., 5.00%, 11/1/23	1,500,000	1,819,980

California State Public Works Board Rev., 5.00%, 4/1/25	1,800,000	2,092,878
California State Public Works Board Rev., 5.00%, 9/1/25	5,000,000	6,063,800
California State Public Works Board Rev., 5.25%, 12/1/26	2,000,000	2,323,600
California State Public Works Board Rev., 6.00%, 4/1/27	2,130,000	2,317,461
California State Public Works Board Rev., 5.00%, 5/1/27	5,000,000	6,017,500
California State Public Works Board Rev., 5.00%, 4/1/37	4,545,000	5,127,578
California State Public Works Board Rev., 5.00%, 11/1/38	2,400,000	2,739,864
California State University Rev., 5.00%, 11/1/18	1,800,000	1,907,046
California State University Rev., 5.00%, 11/1/19	1,000,000	1,099,470
California State University Rev., 5.00%, 11/1/20	1,250,000	1,418,563
California State University Rev., 5.00%, 11/1/21	1,000,000	1,167,810
California State University Rev., 5.00%, 11/1/24	5,000,000	5,807,800
California State University Rev., 5.00%, 11/1/28	2,000,000	2,502,820
California State University Rev., 5.00%, 11/1/30	3,000,000	3,706,020
California State University Rev., 5.00%, 11/1/31	2,000,000	2,454,460
California State University Rev., 5.00%, 11/1/32	1,750,000	2,063,915
California State University Rev., VRDN, 4.00%, 11/1/23	4,000,000	4,556,640
California Statewide Communities Development Authority Rev., 5.20%, 7/3/17, Prerefunded at 100% of Par (AGM)(2)	300,000	301,050
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/23	1,190,000	1,409,162
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/24	800,000	963,712
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/25	750,000	916,628
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/26	1,000,000	1,232,810
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/27	1,590,000	1,942,121
California Statewide Communities Development Authority Rev., (California Baptist University), 5.30%, 11/1/18	1,110,000	1,141,613
California Statewide Communities Development Authority Rev., (California Baptist University), 5.40%, 11/1/27	1,000,000	1,026,530
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/21	1,225,000	1,375,908
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/22	2,000,000	2,291,180
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/23	1,000,000	1,166,390
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	1,000,000	1,183,940
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,925,000	2,305,284
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,426,687
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,466,938
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	2,254,726
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	475,000	553,294
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	600,000	709,596
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24	750,000	900,653
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	800,000	949,072
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/26	885,000	1,039,733
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/27	1,880,000	2,192,663
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/17	815,000	829,132
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/18	515,000	543,897

California Statewide Communities Development Authority Rev., (Hebrew Home for Aged Disabled), 3.50%, 11/1/21 (California Mortgage Insurance)	3,000,000	3,158,670
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/1/17, Prerefunded at 100% of Par (California Mortgage Insurance)(2)	1,000,000	1,014,160
California Statewide Communities Development Authority Rev., (Hospital Committee for the Livermore-Pleasanton Areas), 4.80%, 7/15/17(2)	625,000	628,125
California Statewide Communities Development Authority Rev., (Hospital Committee for the Livermore-Pleasanton Areas), 5.00%, 7/15/17, Prerefunded at 100% of Par(2)	2,460,000	2,472,448
California Statewide Communities Development Authority Rev., (John Muir Health), 5.00%, 7/1/20	2,225,000	2,411,878
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/19	1,450,000	1,556,879
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	8,400,000	9,370,452
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/17(4)	500,000	500,000
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/21(4)	4,220,000	4,347,950
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(4)	3,000,000	3,036,930
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(4)	3,500,000	3,806,495
California Statewide Communities Development Authority Rev., (Los Angeles Jewish Home for the Aging Obligated Group), 3.00%, 8/1/21 (GA: Jewish Home Foundation)	3,900,000	3,905,733
California Statewide Communities Development Authority Rev., (Rady Children's Hospital Obligated Group), 5.00%, 8/15/28	860,000	1,094,307
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/21	300,000	339,837
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/22	225,000	258,856
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/23	400,000	465,156
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/28	1,000,000	1,170,150
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/29	600,000	696,372
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/31	870,000	998,482
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRDN, 1.375%, 4/2/18	1,775,000	1,782,881
California Statewide Communities Development Authority Rev., (St. Joseph Health System), 5.125%, 7/1/18, Prerefunded at 100% of Par (NATL)(2)	2,000,000	2,094,880
California Statewide Communities Development Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/41	1,570,000	1,764,523
Carson Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 10/1/17	675,000	681,824
Carson Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/19 (AGM)	315,000	342,455
Chaffey Joint Union High School District GO, 5.00%, 8/1/30	3,125,000	3,684,656
Chaffey Joint Union High School District GO, 5.00%, 8/1/32	1,220,000	1,428,217
Chula Vista Rev., (San Diego Gas & Electric Co.), 1.65%, 7/1/18	8,165,000	8,170,715
City & County of San Francisco COP, 5.00%, 10/1/19	2,930,000	3,208,877
City & County of San Francisco COP, 5.00%, 4/1/29	1,170,000	1,252,684
City & County of San Francisco GO, 5.00%, 6/15/25	1,880,000	2,272,694
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/24 (NATL)(1)	5,935,000	5,116,979
Contra Costa Transportation Authority Rev., 5.00%, 3/1/29(3)	1,000,000	1,251,310
Contra Costa Transportation Authority Rev., 5.00%, 3/1/30(3)	1,250,000	1,551,662
Contra Costa Transportation Authority Rev., 5.00%, 3/1/31(3)	1,000,000	1,232,620
Corcoran Joint Unified School District COP, VRDN, 2.70%, 12/1/21 (AGM)	4,500,000	4,500,000
Del Mar Race Track Authority Rev., 4.00%, 10/1/19	1,275,000	1,330,769
Del Mar Race Track Authority Rev., 4.00%, 10/1/20	1,330,000	1,403,123
East Side Union High School District GO, 5.00%, 8/1/25	1,405,000	1,639,438
Eastern Municipal Water District COP, 5.00%, 7/1/18, Prerefunded at 100% of Par(2)	1,000,000	1,045,650
Fontana Special Tax, 4.00%, 9/1/18	740,000	763,835
Fontana Special Tax, 4.00%, 9/1/19	390,000	411,512
Fontana Special Tax, 5.00%, 9/1/20	545,000	602,220
Fontana Special Tax, 5.00%, 9/1/22	520,000	597,735
Fontana Special Tax, 5.00%, 9/1/24	575,000	675,579

Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/24(5)	1,600,000	1,374,896
Foothill-Eastern Transportation Corridor Agency Rev., 6.25%, 1/15/33	3,000,000	3,556,770
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	4,820,000	1,524,084
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	3,000,000	3,471,810
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.00%, 1/15/18	3,750,000	3,765,975
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.00%, 1/15/20	5,000,000	5,328,050
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	2,750,000	3,190,440
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/24 (AGM)	1,350,000	1,611,967
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/26 (AGM)	1,650,000	2,000,229
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/28 (AGM)	1,400,000	1,700,356
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/29 (AGM)	1,000,000	1,203,440
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/30 (AGM)	1,350,000	1,612,035
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	500,000	589,505
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/23 (BAM)	500,000	601,325
Golden State Tobacco Securitization Corp. Rev., 3.00%, 6/1/17	1,000,000	1,000,000
Golden State Tobacco Securitization Corp. Rev., 4.00%, 6/1/18	2,885,000	2,975,502
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/19	1,000,000	1,080,390
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/19	1,000,000	1,076,110
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/20	1,000,000	1,115,350
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/20	1,000,000	1,109,820
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/21	1,000,000	1,147,690
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,070,000	2,391,657
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23	3,000,000	3,515,010
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	1,000,000	1,186,920
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(1)	2,000,000	1,652,100
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25	10,000,000	11,980,400
Golden State Tobacco Securitization Corp. Rev., 4.50%, 6/1/27	265,000	265,000
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/28	9,000,000	10,785,330
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	6,650,000	7,720,051
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,000,000	1,154,860
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/33	1,225,000	1,231,003
Golden State Tobacco Securitization Corp. Rev., 5.125%, 6/1/47	2,840,000	2,839,858
Grossmont-Cuyamaca Community College District GO, 5.25%, 8/1/27	750,000	905,888
Hayward Area Recreation and Park District COP, 5.125%, 1/1/24, Prerefunded at 100% of Par(2)	1,750,000	2,167,270
Hemet Unified School District COP, 4.00%, 10/1/30 (AGM)	1,260,000	1,373,123
Hemet Unified School District COP, 4.00%, 10/1/31 (AGM)	1,435,000	1,555,884
Hemet Unified School District COP, 4.00%, 10/1/32 (AGM)	1,365,000	1,470,747
Hemet Unified School District COP, 4.00%, 10/1/33 (AGM)	2,810,000	3,011,140
Huntington Beach Union High School District GO, 5.00%, 8/1/26	3,030,000	3,616,396
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/22 (BAM)	350,000	405,038
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/23 (BAM)	1,000,000	1,173,740
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/25 (BAM)	1,500,000	1,804,065
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,276,889
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,175,000	1,313,016
Irvine Special Assessment, 4.00%, 9/2/17	850,000	856,426
Irvine Special Assessment, 4.00%, 9/2/18	875,000	906,211
Irvine Special Assessment, 4.00%, 9/2/19	1,400,000	1,485,316
Irvine Special Assessment, 4.00%, 9/2/19	1,375,000	1,463,330
Irvine Special Assessment, 5.00%, 9/2/26	500,000	607,880

Irvine Special Assessment, VRDN, 0.76%, 6/1/17 (LOC: U.S. Bank N.A.)	9,400,000	9,400,000
Irvine Special Assessment, VRDN, 0.76%, 6/1/17 (LOC: State Street Bank & Trust Co.)	1,100,000	1,100,000
Irvine Special Assessment, VRDN, 0.76%, 6/1/17 (LOC: U.S. Bank N.A.)	1,800,000	1,800,000
Irvine Special Assessment, VRDN, 0.76%, 6/1/17 (LOC: State Street Bank & Trust Co.)	6,600,000	6,600,000
Irvine Special Tax, 4.00%, 9/1/26	385,000	422,892
Irvine Special Tax, 4.00%, 9/1/28	1,275,000	1,383,222
Irvine Special Tax, 4.00%, 9/1/30	525,000	559,965
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,096,610
Irvine Unified School District Special Tax, 5.00%, 9/1/17, Prerefunded at 100% of Par(2)	450,000	473,337
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,200,000	1,272,348
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23	625,000	742,294
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24	680,000	819,556
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25	1,000,000	1,196,770
Kaweah Delta Health Care District Rev., 4.00%, 6/1/45	780,000	797,160
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/19	1,150,000	1,247,129
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/20	1,045,000	1,166,095
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31	4,265,000	4,937,207
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/20	640,000	697,581
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/21	315,000	350,743
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/22	225,000	255,168
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/24 (AGM)	435,000	524,105
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/25 (AGM)	600,000	730,368
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/20 (AGM)	155,000	173,434
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/25 (AGM)	375,000	461,539
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/26 (AGM)	335,000	415,802
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/27 (AGM)	485,000	594,610
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/28 (AGM)	300,000	364,518
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/29 (AGM)	330,000	397,478
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/32 (AGM)	500,000	592,815
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/33 (AGM)	780,000	919,238
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co.)	1,215,000	1,474,232
Long Beach Harbor Rev., 5.00%, 11/15/18	5,000,000	5,302,900
Long Beach Marina System Rev., 5.00%, 5/15/23	650,000	751,686
Long Beach Marina System Rev., 5.00%, 5/15/24	250,000	292,728
Long Beach Marina System Rev., 5.00%, 5/15/25	500,000	589,110
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	927,856
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	690,558
Long Beach Marina System Rev., 5.00%, 5/15/40	2,500,000	2,754,750
Los Alamitos Unified School District COP, Capital Appreciation, 0.00%, 8/1/24(5)	2,100,000	1,873,032
Los Angeles Community College District GO, 5.00%, 8/1/17, Prerefunded at 100% of Par (NATL)(2)	2,000,000	2,014,400
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,677,569
Los Angeles County COP, 5.00%, 3/1/21	1,195,000	1,359,922
Los Angeles County COP, 5.00%, 3/1/22	1,000,000	1,164,220
Los Angeles County COP, 5.00%, 3/1/23	1,955,000	2,323,322
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/20	3,000,000	3,368,310
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/21	2,470,000	2,863,249
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/31	1,000,000	1,041,160
Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation, Capital Appreciation, 0.00%, 12/1/19 (AGM)(1)	1,500,000	1,444,080
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/23	2,855,000	3,441,674

Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/26	2,700,000	3,308,958
Los Angeles Department of Airports Rev., 5.00%, 5/15/18	750,000	780,660
Los Angeles Department of Airports Rev., 5.00%, 5/15/24	3,040,000	3,399,206
Los Angeles Department of Airports Rev., 5.00%, 5/15/26	1,500,000	1,847,190
Los Angeles Department of Airports Rev., 5.00%, 5/15/27	1,280,000	1,560,128
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	3,000,000	3,316,710
Los Angeles Department of Water Rev., 5.00%, 7/1/24	1,500,000	1,760,055
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/18	780,000	815,607
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/26	1,000,000	1,170,690
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/26	1,300,000	1,572,883
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/27	6,470,000	7,750,607
Los Angeles Department of Water & Power Rev., 5.25%, 7/1/32	3,535,000	3,705,316
Los Angeles Department of Water & Power Rev., 5.25%, 7/1/38	5,000,000	5,239,200
Los Angeles Unified School District COP, 5.00%, 10/1/29	1,700,000	1,966,985
Los Angeles Unified School District GO, 4.00%, 7/1/17	1,000,000	1,002,750
Los Angeles Unified School District GO, 5.00%, 7/1/17, Prerefunded at 100% of Par (AGM)(2)	2,000,000	2,007,140
Los Angeles Unified School District GO, 5.00%, 7/1/18	6,665,000	6,968,524
Los Angeles Unified School District GO, 5.00%, 7/1/18	2,565,000	2,681,810
Los Angeles Unified School District GO, 5.00%, 7/1/21	3,000,000	3,469,800
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,140,000	5,931,560
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,000,000	6,160,500
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,555,000	4,336,140
Los Angeles Unified School District GO, 5.00%, 7/1/26	5,000,000	6,318,500
Los Angeles Unified School District GO, 5.25%, 7/1/26	3,000,000	3,386,160
Los Angeles Unified School District GO, 5.00%, 7/1/27	1,050,000	1,275,635
Los Angeles Unified School District GO, 5.00%, 7/1/29	4,000,000	4,333,360
Los Angeles Unified School District GO, 5.00%, 7/1/30	1,155,000	1,381,507
Los Angeles Wastewater System Rev., 5.75%, 6/1/19, Prerefunded at 100% of Par(2)	1,325,000	1,452,690
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	5,000,000	7,267,550
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	1,000,000	1,435,660
Menlo Park Community Development Agency Successor Agency Tax Allocation, 3.00%, 10/1/17	650,000	654,901
Menlo Park Community Development Agency Successor Agency Tax Allocation, 4.00%, 10/1/18	885,000	921,754
Menlo Park Community Development Agency Successor Agency Tax Allocation, 5.00%, 10/1/19	420,000	457,317
Menlo Park Community Development Agency Successor Agency Tax Allocation, 5.00%, 10/1/20	325,000	364,663
Metropolitan Water District of Southern California Rev., VRDN, 1.16%, 6/1/17	9,935,000	9,938,378
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,846,335
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	7,586,498
Mount San Antonio Community College District GO, 5.00%, 8/1/34	2,000,000	2,319,980
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 3/1/25	3,000,000	3,473,700
Municipal Improvement Corp. of Los Angeles Rev., 4.00%, 11/1/36	3,310,000	3,507,177
Murrieta Financing Authority Special Tax, 5.00%, 9/1/17	1,000,000	1,009,160
Murrieta Financing Authority Special Tax, 5.00%, 9/1/21	1,200,000	1,354,812
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	2,136,324
Newark Unified School District GO, 5.00%, 8/1/44	6,030,000	7,000,408
Newport Beach Rev., (Hoag Memorial Hospital/Newport Healthcare Obligated Group), 6.00%, 12/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,203,890
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/27	1,295,000	1,532,581
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/28	1,500,000	1,763,115
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/30	1,750,000	2,029,177
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/31	1,000,000	1,155,700

North Lake Tahoe Public Financing Authority Rev., 4.00%, 12/1/19	1,000,000	1,073,800
Northern California Power Agency Rev., 5.00%, 8/1/19	2,000,000	2,157,620
Northern California Power Agency Rev., 5.00%, 8/1/20	1,515,000	1,671,151
Northern California Power Agency Rev., 5.00%, 8/1/21	2,050,000	2,260,166
Northern California Power Agency Rev., 5.25%, 8/1/22	4,250,000	4,712,357
Northern California Power Agency Rev., 5.00%, 7/1/26	1,750,000	2,035,670
Northern California Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,322,240
Northern California Transmission Agency Rev., 5.00%, 5/1/21	800,000	917,736
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,222,860
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,212,660
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	2,232,344
Oakland Alameda County Coliseum Authority Rev., 5.00%, 2/1/18	3,345,000	3,433,676
Oakland Alameda County Coliseum Authority Rev., 5.00%, 2/1/25	4,065,000	4,609,182
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,453,212
Oakland State Building Authority Rev., 5.00%, 12/1/19	2,445,000	2,678,229
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/20	1,670,000	1,880,103
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/21	610,000	707,155
Oakland Unified School District/Alameda County GO, 6.625%, 8/1/21, Prerefunded at 100% of Par(2)	1,410,000	1,727,884
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/22	750,000	854,955
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/22	500,000	594,465
Oakland Unified School District/Alameda County GO, 5.50%, 8/1/22, Prerefunded at 100% of Par(2)	2,150,000	2,610,078
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/23	1,400,000	1,699,908
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/25	2,500,000	3,115,775
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/25	650,000	810,102
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/40	950,000	1,100,841
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/20	295,000	314,523
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/21	285,000	307,259
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/22	300,000	325,746
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/23	60,000	65,466
Ontario Public Financing Authority Rev., 5.00%, 7/1/43	2,000,000	2,298,760
Orange County Community Facilities District Special Tax, 5.00%, 8/15/28	1,960,000	2,221,170
Orange County Community Facilities District Special Tax, 5.00%, 8/15/29	2,000,000	2,333,160
Orange County Community Facilities District Special Tax, 5.00%, 8/15/30	2,220,000	2,574,800
Orange County Community Facilities District Special Tax, 5.00%, 8/15/32	2,575,000	2,957,490
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,403,420
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	4,405,602
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,780,307
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	1,000,000	1,149,930
Oxnard School District GO, 3.00%, 8/1/20 (AGM)(5)	2,800,000	2,933,420
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/28 (BAM)	800,000	971,232
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	418,268
Palm Springs Financing Authority Rev., 5.00%, 6/1/23	1,230,000	1,428,276
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NATL)	2,150,000	2,607,154
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NATL)	2,075,000	2,493,984
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NATL)	1,215,000	1,450,759
Palomar Health COP, 5.25%, 11/1/21	755,000	800,126
Palomar Health COP, 6.00%, 11/1/41	1,120,000	1,222,334
Palomar Health GO, Capital Appreciation, 0.00%, 8/1/18 (NATL)(1)	3,615,000	3,568,873
Palomar Health GO, Capital Appreciation, 0.00%, 8/1/19 (AGC)(5)	1,660,000	1,994,108

Palomar Health Rev., 5.00%, 11/1/21	3,625,000	4,042,020
Palomar Health Rev., 5.00%, 11/1/24	2,375,000	2,743,267
Palomar Health Rev., 5.00%, 11/1/27	4,100,000	4,729,391
Palomar Health Rev., 5.00%, 11/1/29	4,585,000	5,196,089
Peralta Community College District GO, 5.00%, 8/1/17	2,085,000	2,099,803
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,547,895
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,570,330
Pomona Public Financing Authority Rev., 4.00%, 6/1/24 (AGM)	225,000	258,057
Pomona Public Financing Authority Rev., 4.00%, 6/1/25 (AGM)	275,000	317,053
Pomona Public Financing Authority Rev., 4.00%, 6/1/26 (AGM)	275,000	317,507
Pomona Public Financing Authority Rev., 4.00%, 6/1/27 (AGM)	250,000	284,523
Pomona Public Financing Authority Rev., 4.00%, 6/1/28 (AGM)	275,000	308,649
Pomona Public Financing Authority Rev., 4.00%, 6/1/29 (AGM)	275,000	305,506
Port of Oakland Rev., 5.00%, 11/1/17 (NATL)	2,375,000	2,415,684
Porterville Public Financing Authority Rev., 5.625%, 10/1/36	2,500,000	2,881,325
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(1)	2,780,000	1,086,396
Poway Unified School District Special Tax, 5.00%, 9/15/17, Prerefunded at 100% of Par (Ambac)(2)	1,205,000	1,219,797
Poway Unified School District Special Tax, 5.00%, 9/15/17, Prerefunded at 100% of Par (Ambac)(2)	1,150,000	1,164,122
Poway Unified School District Public Financing Authority Special Tax, 3.00%, 9/1/17	670,000	673,122
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,655,000	1,943,946
Rancho Mirage Joint Powers Financing Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/21	1,000,000	1,003,270
Rancho Santa Fe Community Services District Special Tax, 5.125%, 9/1/21, Prerefunded at 100% of Par(2)	790,000	921,891
Rancho Santa Fe Community Services District Special Tax, 5.25%, 9/1/21, Prerefunded at 100% of Par(2)	1,300,000	1,523,756
Rancho Santa Fe Community Services District Special Tax, 5.375%, 9/1/21, Prerefunded at 100% of Par(2)	1,410,000	1,659,993
Redding Electric System Rev., 5.00%, 6/1/28	1,000,000	1,240,480
Redding Electric System Rev., 5.00%, 6/1/29	1,250,000	1,535,037
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24	700,000	819,728
Riverside County Asset Leasing Corp. Rev., 5.00%, 11/1/43	1,000,000	1,137,810
Riverside County Redevelopment Successor Agency Tax Allocation, 6.50%, 10/1/20, Prerefunded at 100% of Par(2)	935,000	1,103,833
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)	1,000,000	637,040
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(1)	1,000,000	574,210
Riverside County Transportation Commission Rev., 5.25%, 6/1/39	1,335,000	1,570,080
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	2,007,541
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	4,163,742
Riverside Water Rev., VRDN, 1.41%, 6/1/17	6,000,000	6,000,180
Roseville Special Tax, 5.00%, 9/1/25(3)	750,000	884,340
Roseville Special Tax, 5.00%, 9/1/26(3)	1,075,000	1,273,198
Roseville Special Tax, 5.00%, 9/1/28(3)	1,025,000	1,205,462
Roseville Special Tax, 5.00%, 9/1/30(3)	1,390,000	1,608,647
Roseville Special Tax, 5.00%, 9/1/31(3)	1,000,000	1,152,900
Roseville Special Tax, 5.00%, 9/1/32(3)	1,250,000	1,431,750
Roseville Special Tax, 5.00%, 9/1/34(3)	1,050,000	1,190,984
Roseville Water Utility Rev. COP, 5.00%, 12/1/26	1,690,000	2,084,243
Roseville Water Utility Rev. COP, 5.00%, 12/1/27	2,250,000	2,748,982
Sacramento City Financing Authority Rev., 5.40%, 11/1/20 (Ambac)	1,760,000	1,898,653
Sacramento County Airport System Rev., 5.00%, 7/1/20	1,000,000	1,110,500
Sacramento County Airport System Rev., 5.00%, 7/1/23	1,000,000	1,116,940
Sacramento County Airport System Rev., 5.00%, 7/1/24	1,000,000	1,116,290
Sacramento County Sanitation Districts Financing Authority Rev., 5.25%, 12/1/21 (NATL)	1,000,000	1,179,780

Sacramento County Sanitation Districts Financing Authority Rev., VRN, 1.24%, 6/1/17 (NATL)	2,500,000	2,253,275
Sacramento Municipal Utility District Rev., 5.70%, 7/1/17 (Ambac)	3,105,000	3,117,917
Sacramento Municipal Utility District Rev., 4.00%, 7/1/18	6,000,000	6,208,620
Sacramento Municipal Utility District Rev., 5.25%, 7/1/24 (Ambac)	3,000,000	3,610,170
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,500,000	1,764,840
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	5,000,000	5,882,800
Sacramento Municipal Utility District Rev., 5.00%, 8/15/27	3,150,000	4,025,164
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,200,000	1,541,712
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 12/1/18	2,000,000	2,086,500
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	970,000	1,128,032
Sacramento Regional Transit District Rev., 5.00%, 3/1/18(2)	250,000	257,845
Salinas Union High School District GO, 0.00%, 8/1/20(1)	5,000,000	4,740,150
San Bernardino Community College District GO, 5.50%, 8/1/18, Prerefunded at 100% of Par(2)	300,000	316,596
San Bernardino Community College District GO, 6.25%, 8/1/18, Prerefunded at 100% of Par(2)	8,000,000	8,512,160
San Bernardino Community College District GO, Capital Appreciation, 0.00%, 8/1/19(5)	9,840,000	10,897,800
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 3.00%, 12/1/18 (AGM)	1,725,000	1,778,458
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 12/1/19 (AGM)	2,665,000	2,856,987
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/20 (AGM)	2,915,000	3,296,049
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/22 (AGM)	2,310,000	2,732,822
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,822,797
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,575,046
San Buenaventura Rev., (Community Memorial Health System), 8.00%, 12/1/26	2,000,000	2,504,000
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	1,200,000	1,412,460
San County Diego Rev., (Sanford Burnham Prebys Medical Discovery Institute), 4.00%, 11/1/17	300,000	303,843
San County Diego Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/18	300,000	316,311
San County Diego Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/19	300,000	326,643
San County Diego Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/22	1,525,000	1,780,026
San Diego Community College District GO, 5.00%, 8/1/30	3,000,000	3,581,550
San Diego Convention Center Expansion Financing Authority Rev., 4.00%, 4/15/18	1,160,000	1,191,308
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	450,000	515,894
San Diego County Regional Airport Authority Rev., 4.00%, 7/1/19	400,000	424,764
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/19	1,290,000	1,391,936
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/21	2,000,000	2,237,760
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	750,000	824,985
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/40	740,000	812,342
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/21	5,940,000	6,843,474
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/25	5,250,000	6,547,380
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/26	2,390,000	2,955,307
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/27	3,485,000	4,270,833
San Diego Public Facilities Financing Authority Rev., 5.00%, 10/15/44	3,970,000	4,553,868
San Diego Public Facilities Financing Authority Tax Allocation, 5.125%, 10/1/17, Prerefunded at 100% of Par (AGC)(2)	1,230,000	1,247,884
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/18, Prerefunded at 100% of Par(2)	1,000,000	1,049,880
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 5/15/19, Prerefunded at 100% of Par(2)	3,680,000	3,974,989
San Diego Public Facilities Financing Authority Water Rev., 5.25%, 5/15/20, Prerefunded at 100% of Par(2)	3,400,000	3,823,232
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/21	2,000,000	2,318,540
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/24	2,000,000	2,351,080
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 5/15/28	10,000,000	12,467,500
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	1,000,000	1,192,200
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	1,000,000	1,215,580

San Diego Unified Port District Rev., 5.00%, 9/1/23	250,000	297,408
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	868,808
San Diego Unified School District GO, 5.00%, 7/1/28	5,000,000	6,093,550
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/36(1)	7,895,000	3,958,869
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,838,715
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/18 (AGC)	2,000,000	2,075,860
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/19	1,500,000	1,614,705
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(2)	1,210,000	1,394,319
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(2)	980,000	1,129,283
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/22	1,000,000	1,182,490
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/23	1,500,000	1,813,845
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.25%, 5/1/23	3,500,000	3,785,635
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 4.00%, 5/1/24	1,625,000	1,818,017
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/24	3,045,000	3,507,048
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/26	1,250,000	1,462,450
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/29	5,060,000	5,790,057
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.00%, 10/1/21	5,000,000	5,830,950
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/17(2)	465,000	468,306
San Francisco City & County Redevelopment Agency Tax Allocation, 5.50%, 8/1/18(2)	485,000	511,888
San Francisco City & County Redevelopment Agency Tax Allocation, 6.00%, 8/1/19(2)	510,000	566,064
San Francisco City & County Redevelopment Agency Tax Allocation, 6.00%, 8/1/20(2)	515,000	595,582
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/21	460,000	526,553
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/26	425,000	506,468
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/27	550,000	649,710
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/28	370,000	433,647
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/43	1,000,000	1,123,960
San Francisco Public Utilities Commission Water Rev., 5.00%, 5/1/20, Prerefunded at 100% of Par(2)	2,780,000	3,103,397
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,249,162
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/35	1,415,000	1,620,585
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/34	10,000,000	11,122,800
San Jose Unified School District GO, 5.00%, 8/1/17	1,160,000	1,168,364
San Jose Unified School District GO, 5.00%, 8/1/17	900,000	906,489
San Jose Unified School District GO, 5.00%, 8/1/18	2,100,000	2,204,244
San Jose Unified School District GO, 5.00%, 8/1/19	1,000,000	1,090,100
San Mateo Special Tax, 5.875%, 9/1/32	690,000	774,083
San Mateo County Transit District Rev., 5.25%, 6/1/18 (NATL)(2)	2,680,000	2,801,216
San Mateo Joint Powers Financing Authority Rev., 5.00%, 6/15/17	860,000	861,453
San Mateo Joint Powers Financing Authority Rev., 5.00%, 6/15/18	1,000,000	1,043,730
Santa Clara Electric Rev., 5.00%, 7/1/30	1,000,000	1,135,780
Santa Clara Valley Transportation Authority Rev., 5.00%, 4/1/20	4,000,000	4,461,320
Santa Monica Redevelopment Agency Tax Allocation, 5.00%, 7/1/42	600,000	671,112
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	600,000	700,608
Santa Monica-Malibu Unified School District GO, 5.00%, 7/1/17	3,375,000	3,387,150
Santa Rosa Wastewater Rev., Capital Appreciation, 0.00%, 9/1/24 (Ambac)(1)	7,000,000	6,047,090
Silicon Valley Clean Water Rev., 5.00%, 8/1/40	2,340,000	2,728,276
Simi Valley Unified School District GO, 5.00%, 8/1/26	1,990,000	2,517,708
Simi Valley Unified School District GO, 5.00%, 8/1/27	1,500,000	1,917,390
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/23 (NATL)	1,000,000	1,195,050

Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NATL)	1,390,000	1,707,462
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NATL)	1,100,000	1,324,433
South Orange County Public Financing Authority Rev., 4.25%, 6/1/17	2,000,000	2,000,000
South Orange County Public Financing Authority Rev., 4.50%, 6/1/18	2,700,000	2,798,253
South Placer Wastewater Authority Rev., VRN, 1.11%, 6/1/17	4,400,000	4,397,976
Southern California Public Power Authority Rev., 5.00%, 7/1/18	1,880,000	1,965,615
Southern California Public Power Authority Rev., 5.00%, 7/1/18	2,000,000	2,091,080
Southern California Public Power Authority Rev., 6.00%, 7/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,114,180
Southern California Public Power Authority Rev., 5.00%, 7/1/20	4,000,000	4,491,080
Southern California Public Power Authority Rev., 5.00%, 7/1/21	2,780,000	3,212,929
Southern California Public Power Authority Rev., 5.00%, 7/1/22	2,875,000	3,009,464
Southern California Water Replenishment District Rev., 5.00%, 8/1/21	1,000,000	1,160,080
State of California GO, 5.00%, 9/1/17	2,500,000	2,526,875
State of California GO, 5.00%, 10/1/17	2,170,000	2,201,053
State of California GO, 5.00%, 11/1/17, Prerefunded at 100% of Par(2)	100,000	101,772
State of California GO, 5.50%, 4/1/18	2,535,000	2,635,031
State of California GO, 5.00%, 7/1/18(2)	1,565,000	1,636,974
State of California GO, 5.00%, 9/1/18	1,000,000	1,052,460
State of California GO, 5.00%, 7/1/19(2)	4,505,000	4,890,223
State of California GO, 5.00%, 9/1/19	7,645,000	8,346,276
State of California GO, 5.00%, 3/1/20	1,690,000	1,744,164
State of California GO, 5.25%, 10/1/20	5,000,000	5,498,550
State of California GO, 5.00%, 9/1/22	2,000,000	2,381,040
State of California GO, 5.00%, 3/1/23	10,000,000	12,019,100
State of California GO, 5.50%, 4/1/24	4,600,000	4,993,070
State of California GO, 5.00%, 8/1/26	3,250,000	4,084,015
State of California GO, 5.00%, 8/1/26	4,800,000	5,933,568
State of California GO, 5.00%, 12/1/26	1,045,000	1,258,379
State of California GO, 5.00%, 2/1/27	14,000,000	16,488,780
State of California GO, 5.00%, 2/1/28	5,795,000	6,791,276
State of California GO, 5.00%, 3/1/28	8,000,000	9,670,240
State of California GO, 5.75%, 4/1/28	5,000,000	5,450,000
State of California GO, 5.00%, 11/1/29	2,625,000	3,111,150
State of California GO, 5.75%, 4/1/31	5,000,000	5,438,450
State of California GO, 5.00%, 9/1/31	10,000,000	12,089,600
State of California GO, 5.00%, 11/1/32	625,000	634,981
State of California GO, 6.50%, 4/1/33	5,000,000	5,511,100
State of California GO, 6.00%, 4/1/38	3,000,000	3,279,420
State of California GO, VRDN, 1.39%, 6/1/17	6,800,000	6,775,044
State of California GO, VRDN, 1.46%, 6/1/17	3,200,000	3,234,496
State of California GO, VRDN, 4.00%, 12/1/21	4,000,000	4,437,760
State of California GO, VRN, 1.68%, 6/1/17	2,000,000	2,004,160
State of California GO, VRN, 1.78%, 6/1/17	800,000	804,000
State of California GO, VRN, 1.93%, 6/1/17	960,000	968,938
State of California Department of Water Resources Rev., 5.00%, 12/1/19, Prerefunded at 100% of Par(2)	905,000	996,677
State of California Department of Water Resources Rev., VRDN, 1.08%, 6/1/17	4,500,000	4,499,595
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/18	3,000,000	3,115,950
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/18, Prerefunded at 100% of Par(2)	1,430,000	1,485,856
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/18, Prerefunded at 100% of Par(2)	1,800,000	1,870,308

State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/19	5,000,000	5,394,950
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/20	14,215,000	15,883,130
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/20, Prerefunded at 100% of Par(2)	1,860,000	2,076,374
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21	10,000,000	11,525,700
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21	1,140,000	1,271,681
Stockton Public Financing Authority Rev., 5.00%, 9/1/22 (BAM)	1,410,000	1,659,514
Stockton Public Financing Authority Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,721,526
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,326,857
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,718,944
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,791,399
Stockton Public Financing Authority Rev., 6.25%, 10/1/38	1,500,000	1,834,170
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/20 (BAM)	575,000	622,932
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/21 (BAM)	450,000	496,094
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/22 (BAM)	940,000	1,049,491
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/23 (BAM)	655,000	738,309
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,756,980
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	2,094,624
Stockton Unified School District GO, 5.00%, 8/1/27 (AGM)	530,000	628,622
Stockton Unified School District GO, 5.00%, 8/1/28 (AGM)	255,000	300,413
Stockton Unified School District GO, 5.00%, 8/1/30	11,165,000	13,277,976
Stockton Unified School District GO, 5.00%, 8/1/42 (AGM)	865,000	978,168
Temecula Valley Unified School District Financing Authority Special Tax, 4.00%, 9/1/17 (BAM)	415,000	418,125
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/18 (BAM)	325,000	340,477
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/19 (BAM)	265,000	286,870
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/20 (BAM)	400,000	445,496
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/21 (BAM)	515,000	587,785
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/22 (BAM)	275,000	320,037
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/37	1,750,000	1,750,140
Tuolumne Wind Project Authority Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(2)	1,000,000	1,074,930
Tustin Community Facilities District Special Tax, 5.00%, 9/1/22	480,000	552,446
Tustin Community Facilities District Special Tax, 5.00%, 9/1/23	725,000	848,446
Tustin Community Facilities District Special Tax, 5.00%, 9/1/28	1,000,000	1,175,230
Tustin Community Facilities District Special Tax, 5.00%, 9/1/30	1,000,000	1,158,360
University of California Rev., 5.00%, 5/15/18, Prerefunded at 101% of Par(2)	760,000	798,388
University of California Rev., 5.25%, 5/15/19, Prerefunded at 100% of Par(2)	1,255,000	1,360,395
University of California Rev., 5.25%, 5/15/19, Prerefunded at 100% of Par(2)	4,285,000	4,644,854
University of California Rev., 5.25%, 5/15/19, Prerefunded at 100% of Par(2)	2,210,000	2,395,596
University of California Rev., 5.00%, 5/15/20	1,405,000	1,475,348
University of California Rev., 5.00%, 5/15/25	7,250,000	8,722,040
University of California Rev., 5.00%, 5/15/26	6,150,000	7,195,377
University of California Rev., 5.00%, 5/15/26	11,300,000	14,047,708
University of California Rev., 4.00%, 5/15/33	4,005,000	4,342,621
University of California Rev., 5.00%, 5/15/42	1,640,000	1,873,552
University of California Rev., VRDN, 1.40%, 5/15/21	1,650,000	1,652,194
University of California Rev., VRDN, 5.00%, 5/15/23	7,935,000	9,586,591
Upper Santa Clara Valley Joint Powers Authority Rev., 4.00%, 8/1/18	600,000	621,984
Upper Santa Clara Valley Joint Powers Authority Rev., 4.00%, 8/1/19	600,000	639,588
Washington Township Health Care District Rev., 3.50%, 7/1/30	760,000	769,675
Washington Township Health Care District Rev., 3.75%, 7/1/31	400,000	410,136

Washington Township Health Care District Rev., 4.00%, 7/1/32	135,000	139,645
Washington Township Health Care District Rev., 4.00%, 7/1/34	840,000	861,739
Washington Township Health Care District Rev., 5.00%, 7/1/35	990,000	1,117,017
Washington Township Health Care District Rev., 4.00%, 7/1/36	200,000	204,668
Washington Township Health Care District Rev., 4.00%, 7/1/37	200,000	203,656
West Contra Costa Unified School District GO, 5.00%, 8/1/30	2,000,000	2,359,560
West Contra Costa Unified School District GO, 5.00%, 8/1/33	3,000,000	3,504,210
West Contra Costa Unified School District GO, 5.00%, 8/1/34	1,200,000	1,393,980
West Contra Costa Unified School District GO, 5.00%, 8/1/35	1,500,000	1,738,200
West Sacramento Financing Authority Special Tax, 5.00%, 9/1/18 (XLCA)	1,490,000	1,557,974
West Sacramento Financing Authority Special Tax, 5.00%, 9/1/19 (XLCA)	995,000	1,070,968
West Sacramento Financing Authority Special Tax, 5.00%, 9/1/20 (XLCA)	1,195,000	1,318,862
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/24	1,690,000	2,000,875
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,398,010
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/38(1)	6,000,000	2,665,620
		1,609,861,928
Guam — 0.1%
Guam Government GO, 6.00%, 11/15/19	635,000	672,414
Guam Government Power Authority Rev., 5.00%, 10/1/19 (AGM)	1,000,000	1,078,140
		1,750,554
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $1,532,353,647)		1,611,612,482
OTHER ASSETS AND LIABILITIES — (0.2)%		(2,709,974)
TOTAL NET ASSETS — 100.0%		$1,608,902,508

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $16,512,461, which represented 1.0% of total net assets.

(5)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,532,353,647
Gross tax appreciation of investments	$80,978,821
Gross tax depreciation of investments	(1,719,986)
Net tax appreciation (depreciation) of investments	$79,258,835

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
California Long-Term Tax-Free Fund
May 31, 2017

California Long-Term Tax-Free - Schedule of Investments
MAY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.8%
California — 99.1%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	1,000,000	1,204,200
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.00%, 8/1/30	1,000,000	1,162,530
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.25%, 8/1/39	1,200,000	1,327,836
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/43	500,000	563,090
Alameda Corridor Transportation Authority Rev., 0.00%, 10/1/32 (NATL)(1)	1,000,000	578,200
Alameda Corridor Transportation Authority Rev., 0.00%, 10/1/35 (NATL)(1)	3,750,000	1,868,850
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	1,000,000	1,142,470
Alum Rock Union Elementary School District GO, 6.00%, 8/1/39	1,000,000	1,233,290
Anaheim Public Financing Authority Rev., 5.25%, 4/1/19, Prerefunded at 100% of Par(2)	2,500,000	2,699,425
Anaheim Public Financing Authority Rev., 5.375%, 10/1/36	300,000	340,353
Anaheim Public Financing Authority Rev., 5.00%, 5/1/46	2,200,000	2,497,946
Bay Area Toll Authority Rev., 5.00%, 4/1/43	2,655,000	3,020,832
Bay Area Toll Authority Rev., 5.00%, 10/1/54	1,500,000	1,680,645
Bay Area Toll Authority Rev., VRDN, 1.48%, 6/1/17	550,000	553,306
Bay Area Toll Authority Rev., VRDN, 1.88%, 6/1/17	1,250,000	1,268,838
Bay Area Toll Authority Rev., VRDN, 2.03%, 6/1/17	500,000	506,190
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	1,000,000	1,025,780
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/25	285,000	350,772
California Educational Facilities Authority Rev., (Claremont Mckenna College), 5.00%, 1/1/32	750,000	895,935
California Educational Facilities Authority Rev., (Harvey Mudd College), 5.25%, 12/1/41	2,000,000	2,279,080
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/47	1,750,000	1,987,002
California Educational Facilities Authority Rev., (Santa Clara University), 5.625%, 4/1/18, Prerefunded at 100% of Par(2)	4,675,000	4,863,122
California Educational Facilities Authority Rev., (Santa Clara University), 5.625%, 4/1/37	325,000	337,431
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/36	500,000	574,145
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/37	500,000	574,145
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/38	500,000	573,315
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	500,000	580,740
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/32	400,000	472,776
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 4.00%, 8/15/39	1,500,000	1,581,495
California Health Facilities Financing Authority Rev., (Children's Hospital Los Angeles), 5.00%, 8/15/47(3)	785,000	887,914
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.50%, 11/1/38 (GA: Children's Healthcare of California)	4,500,000	5,074,425
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), 6.00%, 7/1/19, Prerefunded at 100% of Par(2)	3,400,000	3,758,564
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/42	1,000,000	1,137,020
California Health Facilities Financing Authority Rev., (Kaiser Credit Group), 4.00%, 11/1/44	1,000,000	1,035,350
California Health Facilities Financing Authority Rev., (Kaiser Credit Group), 5.00%, 11/1/47	750,000	967,890
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/43	1,000,000	1,124,550
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	1,000,000	1,075,570
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	180,000	204,919
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.75%, 7/1/39	1,000,000	1,085,330
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.50%, 10/1/39	1,000,000	1,089,910

California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/29	1,000,000	1,190,210
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 6.00%, 8/15/42	1,500,000	1,717,560
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/43	2,720,000	3,089,675
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/52	1,500,000	1,656,990
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/41	740,000	848,092
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/30	1,000,000	1,178,570
California Infrastructure & Economic Development Bank Rev., (Colburn School), VRDN, 1.78%, 6/1/17	935,000	934,991
California Infrastructure & Economic Development Bank Rev., (J Paul Getty Trust), VRDN, 1.19%, 6/1/17	600,000	602,010
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRDN, 2.47%, 6/1/17	1,000,000	1,005,910
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 0.69%, 6/1/17 (LOC: Union Bank N.A.)	2,600,000	2,600,000
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 4.00%, 2/1/32 (GA: Walt & Lilly Disney Foundation)	900,000	966,078
California Municipal Finance Authority Rev., (Azusa Pacific University), 8.00%, 4/1/21, Prerefunded at 100% of Par(2)	665,000	836,051
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	500,000	539,470
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/39	750,000	860,130
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(4)	1,000,000	1,046,740
California Municipal Finance Authority Rev., (Channing House), 5.00%, 5/15/35 (California Mortgage Insurance)	1,000,000	1,173,840
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/40	1,420,000	1,574,155
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	1,000,000	1,103,590
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/47	1,000,000	1,125,550
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/42	2,000,000	2,301,300
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/47	400,000	450,516
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	300,000	330,279
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,000,000	1,093,740
California Municipal Finance Authority Rev., (University of La Verne), 6.25%, 6/1/20, Prerefunded at 100% of Par(2)	1,000,000	1,155,480
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/43	1,750,000	2,012,902
California Municipal Finance Authority Rev., (University of the Pacific), 5.00%, 11/1/48	1,000,000	1,101,010
California Pollution Control Financing Authority Rev., (Poseidon Resources Channelside LP), 5.00%, 11/21/45(4)	1,000,000	1,001,920
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/33	500,000	558,620
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/46	2,000,000	2,160,900
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(4)	250,000	268,620
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(4)	1,000,000	1,017,830
California State Public Works Board Rev., 5.75%, 10/1/19, Prerefunded at 100% of Par(2)	2,000,000	2,224,420
California State Public Works Board Rev., 5.00%, 9/1/23, Prerefunded at 100% of Par(2)	1,865,000	2,274,554
California State Public Works Board Rev., 5.25%, 12/1/26	1,000,000	1,161,800
California State Public Works Board Rev., 5.75%, 11/1/29	1,685,000	1,865,918
California State Public Works Board Rev., 5.00%, 4/1/37	2,170,000	2,448,151
California State Public Works Board Rev., 5.00%, 11/1/38	1,500,000	1,712,415
California State University Rev., 5.00%, 11/1/29	1,000,000	1,241,330
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/35	715,000	826,683
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/45	600,000	659,076
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/40	1,200,000	1,347,144
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/34	500,000	556,960
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/44	1,300,000	1,423,929

California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,000,000	1,102,730
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	750,000	848,183
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	2,780,000	3,101,173
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 0.77%, 6/7/17	500,000	500,000
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,178,722
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/46	1,500,000	1,655,130
California Statewide Communities Development Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/41	500,000	561,950
Carson Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/19 (AGM)	485,000	527,273
Carson Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/20 (AGM)	785,000	878,070
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28 (AGM)	1,190,000	1,394,704
City & County of San Francisco COP, 5.00%, 4/1/29	1,170,000	1,252,684
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	660,000	713,889
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/24(5)	700,000	601,517
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(1)	750,000	383,783
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	1,250,000	395,250
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	600,880
Foothill-Eastern Transportation Corridor Agency Rev., 5.75%, 1/15/46	1,000,000	1,154,730
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	3,250,000	3,761,127
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	1,000,000	1,160,160
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/36 (AGM)	820,000	951,905
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(1)	1,000,000	826,050
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	1,000,000	1,202,020
Golden State Tobacco Securitization Corp. Rev., 4.50%, 6/1/27	125,000	125,000
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	1,000,000	1,187,940
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/33	735,000	738,602
Golden State Tobacco Securitization Corp. Rev., 5.125%, 6/1/47	1,000,000	999,950
Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47	60,000	60,000
Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47	940,000	946,956
Hayward Area Recreation and Park District COP, 5.125%, 1/1/24, Prerefunded at 100% of Par(2)	1,000,000	1,238,440
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	575,490
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	555,000	638,444
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	590,000	659,301
Irvine Special Assessment, 4.00%, 9/2/17	365,000	367,759
Irvine Special Assessment, 4.00%, 9/2/18	375,000	388,376
Irvine Special Assessment, 4.00%, 9/2/19	600,000	636,564
Irvine Special Assessment, 5.00%, 9/2/26	1,000,000	1,215,760
Irvine Special Assessment, VRDN, 0.76%, 6/1/17 (LOC: U.S. Bank N.A.)	2,866,000	2,866,000
Irvine Special Tax, 4.00%, 9/1/31	400,000	424,772
Irvine Special Tax, 5.00%, 9/1/49	1,000,000	1,089,440
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	300,000	318,087
Kaweah Delta Health Care District Rev., 4.00%, 6/1/45	195,000	199,290
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/29	635,000	696,214
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co.)	330,000	400,409
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	695,000	900,414
Long Beach Marina System Rev., 5.00%, 5/15/40	1,250,000	1,377,375
Los Alamitos Unified School District COP, Capital Appreciation, 0.00%, 8/1/24(5)	1,100,000	981,112
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/35	1,500,000	1,749,765
Los Angeles Department of Airports Rev., 5.25%, 5/15/18, Prerefunded at 100% of Par(2)	2,120,000	2,211,478

Los Angeles Department of Airports Rev., 5.00%, 5/15/40	1,000,000	1,105,570
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	2,000,000	2,211,140
Los Angeles Department of Water & Power Rev., 5.25%, 7/1/38	2,000,000	2,095,680
Los Angeles Unified School District GO, 4.00%, 7/1/17	1,000,000	1,002,750
Los Angeles Unified School District GO, 5.00%, 7/1/18	1,280,000	1,338,291
Los Angeles Unified School District GO, 5.25%, 7/1/26	1,000,000	1,128,720
Los Angeles Unified School District GO, 5.00%, 7/1/29	2,000,000	2,166,680
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	1,000,000	1,453,510
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	880,000	1,279,089
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	1,180,000	1,694,079
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	425,000	610,156
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(1)	5,905,000	4,101,790
Modesto Irrigation District COP, 5.75%, 10/1/34	2,500,000	2,692,450
Municipal Improvement Corp. of Los Angeles Rev., 4.00%, 11/1/36	1,250,000	1,324,462
New Haven Unified School District GO, 12.00%, 8/1/18 (AGM)	880,000	993,793
New Haven Unified School District GO, 5.00%, 8/1/45	1,500,000	1,732,260
Newport Beach Rev., (Hoag Memorial Hospital/Newport Healthcare Obligated Group), 6.00%, 12/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,203,890
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/47	1,500,000	1,746,390
North Lake Tahoe Public Financing Authority Rev., 5.00%, 12/1/21	500,000	584,420
Oakland Unified School District/Alameda County GO, 6.625%, 8/1/21, Prerefunded at 100% of Par(2)	460,000	563,707
Oakland Unified School District/Alameda County GO, 5.50%, 8/1/22, Prerefunded at 100% of Par(2)	1,000,000	1,213,990
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/40	450,000	521,451
Ontario Public Financing Authority Rev., 5.00%, 7/1/43	1,000,000	1,149,380
Orange County Community Facilities District Special Tax, 5.00%, 8/15/35	1,000,000	1,120,440
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	1,500,000	1,724,895
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,145,120
Oxnard School District GO, 3.00%, 8/1/20 (AGM)(5)	700,000	733,355
Palomar Community College District GO, 5.25%, 8/1/45	1,000,000	1,226,350
Palomar Health COP, 6.75%, 11/1/19, Prerefunded at 100% of Par(2)	500,000	569,805
Palomar Health COP, 6.00%, 11/1/41	750,000	818,528
Palomar Health GO, Capital Appreciation, 0.00%, 8/1/19 (AGC)(5)	1,670,000	2,006,121
Palomar Health Rev., 5.00%, 11/1/39	1,830,000	1,994,846
Palos Verdes Peninsula Unified School District GO, 0.00%, 8/1/33(1)	2,600,000	1,622,010
Paramount Unified School District GO, Capital Appreciation, 0.00%, 8/1/51 (BAM)(1)	5,000,000	601,600
Pomona Unified School District GO, 6.55%, 8/1/29 (NATL)	1,000,000	1,323,470
Pomona Unified School District GO, 6.15%, 8/1/30 (NATL)	855,000	1,026,274
Porterville Public Financing Authority Rev., 5.625%, 10/1/36	1,500,000	1,728,795
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(1)	2,110,000	824,567
Poway Unified School District Rev., 7.875%, 9/15/19, Prerefunded at 100% of Par(2)	1,010,000	1,166,176
Redding Electric System Rev., 5.00%, 6/1/30	1,250,000	1,522,725
Riverside County Asset Leasing Corp. Rev., 5.00%, 11/1/43	1,000,000	1,137,810
Riverside County Redevelopment Successor Agency Tax Allocation, 6.50%, 10/1/20, Prerefunded at 100% of Par(2)	625,000	737,856
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(1)	1,555,000	848,377
Riverside Sewer Rev., 5.00%, 8/1/40	500,000	571,160
Riverside Water Rev., VRDN, 1.41%, 6/1/17	1,500,000	1,500,045
RNR School Financing Authority Special Tax, 5.00%, 9/1/41 (BAM)	2,500,000	2,881,500
Sacramento County Airport System Rev., 5.625%, 7/1/29	1,000,000	1,045,810
Sacramento County Sanitation Districts Financing Authority Rev., VRN, 1.24%, 6/1/17 (NATL)	1,500,000	1,351,965
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	385,000	447,724

San Bernardino Community College District GO, Capital Appreciation, 0.00%, 8/1/19(5)	7,400,000	8,195,500
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	1,350,000	1,589,017
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	275,000	331,122
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	225,000	257,947
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/40	1,500,000	1,646,640
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/43	1,000,000	1,122,250
San Diego Public Facilities Financing Authority Rev., 5.00%, 10/15/44	1,300,000	1,491,191
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/30	2,000,000	2,299,800
San Diego Unified Port District Rev., 5.00%, 9/1/24	500,000	589,730
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/44(1)	2,880,000	1,033,517
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/49(1)	1,000,000	284,420
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.25%, 5/1/23	3,000,000	3,244,830
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/40	2,150,000	2,350,401
San Francisco City & County Redevelopment Agency Tax Allocation, 6.625%, 2/1/21, Prerefunded at 100% of Par(2)	500,000	601,060
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/31	400,000	461,256
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/43	500,000	561,980
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/46 (AGM)	1,000,000	1,156,060
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/45	1,000,000	1,129,450
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/34	1,000,000	1,112,280
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/44	1,000,000	1,108,660
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	1,000,000	1,092,780
San Mateo Special Tax, 5.875%, 9/1/32	685,000	768,474
San Mateo Special Tax, 5.50%, 9/1/44	750,000	813,833
Santa Clara Electric Rev., 5.00%, 7/1/30	500,000	567,890
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,739,130
Santa Monica Redevelopment Agency Tax Allocation, 5.00%, 7/1/42	400,000	447,408
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	400,000	467,072
Santa Rosa Wastewater Rev., Capital Appreciation, 0.00%, 9/1/24 (Ambac)(1)	2,000,000	1,727,740
Silicon Valley Clean Water Rev., 5.00%, 8/1/45	1,205,000	1,399,198
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NATL)	1,325,000	1,561,261
South Placer Wastewater Authority Rev., VRN, 1.11%, 6/1/17	1,650,000	1,649,241
Southern California Public Power Authority Rev., 5.00%, 7/1/17	1,050,000	1,053,759
State of California GO, 5.00%, 2/1/27	2,000,000	2,355,540
State of California GO, 5.00%, 2/1/28	1,000,000	1,171,920
State of California GO, 5.25%, 9/1/32	2,000,000	2,304,960
State of California GO, 6.50%, 4/1/33	2,500,000	2,755,550
State of California GO, 6.00%, 4/1/38	2,500,000	2,732,850
State of California GO, 6.00%, 11/1/39	5,000,000	5,601,100
State of California GO, 5.50%, 3/1/40	3,000,000	3,335,790
State of California GO, 5.00%, 10/1/41	2,000,000	2,241,620
State of California GO, 5.00%, 8/1/46	1,500,000	1,757,175
State of California GO, VRDN, 1.39%, 6/1/17	1,700,000	1,693,761
State of California GO, VRDN, 1.46%, 6/1/17	800,000	808,624
State of California GO, VRN, 1.68%, 6/1/17	2,000,000	2,004,160
State of California GO, VRN, 1.78%, 6/1/17	800,000	804,000
State of California GO, VRN, 1.93%, 6/1/17	960,000	968,938
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/18	1,000,000	1,038,650
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,187,640
Stockton Public Financing Authority Rev., 6.25%, 10/1/40	750,000	917,085

Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	2,111,452
Stockton Unified School District GO, 5.00%, 8/1/29	3,485,000	4,168,757
Stockton Unified School District GO, 5.00%, 8/1/31	1,000,000	1,182,570
Stockton Unified School District GO, 5.00%, 8/1/42 (AGM)	430,000	486,257
Sulphur Springs Union School District GO, 4.00%, 9/1/46 (AGM)	1,000,000	1,040,780
Susanville Public Financing Authority Rev., 6.00%, 6/1/45	1,000,000	1,066,630
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/37	500,000	500,040
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.125%, 6/1/46	1,000,000	1,000,020
Tuolumne Wind Project Authority Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(2)	1,200,000	1,289,916
Tustin Unified School District Special Tax, 6.00%, 9/1/20, Prerefunded at 100% of Par(2)	2,000,000	2,321,040
University of California Rev., 5.00%, 5/15/25	1,000,000	1,203,040
University of California Rev., VRDN, 5.00%, 5/15/23	2,000,000	2,416,280
Ventura County Community College District GO, 5.50%, 8/1/18, Prerefunded at 100% of Par(2)	3,000,000	3,167,040
Washington Township Health Care District Rev., 5.00%, 7/1/42	1,000,000	1,111,220
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/38(1)	3,000,000	1,332,810
		325,698,242
Guam — 0.7%
Guam Government Power Authority Rev., 5.50%, 10/1/40	2,150,000	2,278,505
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $298,569,785)		327,976,747
OTHER ASSETS AND LIABILITIES — 0.2%		599,121
TOTAL NET ASSETS — 100.0%		$328,575,868

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $3,335,110, which represented 1.0% of total net assets.

(5)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$298,569,785
Gross tax appreciation of investments	$29,578,652
Gross tax depreciation of investments	(171,690)
Net tax appreciation (depreciation) of investments	$29,406,962

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
California Tax-Free Money Market Fund
May 31, 2017

California Tax-Free Money Market - Schedule of Investments
MAY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.3%
California — 98.3%
ABAG Finance Authority for Nonprofit Corps. Rev., (San Francisco University High School), VRDN, 0.77%, 6/1/17 (LOC: Northern Trust Company)	1,145,000	1,145,000
California Enterprise Development Authority Rev., (Community Hospice, Inc.), VRDN, 0.83%, 6/1/17 (LOC: Bank of Stockton and FHLB)	3,245,000	3,245,000
California Enterprise Development Authority Rev., (Humane Society Silicon Valley), VRDN, 0.83%, 6/1/17 (LOC: First Republic Bank and FHLB)	5,855,000	5,855,000
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), VRDN, 0.73%, 6/7/17 (LOC: Bank of Montreal)	1,100,000	1,100,000
California Infrastructure & Economic Development Bank Rev., (Bay Institute Aquarium Foundation), VRDN, 0.81%, 6/1/17 (LOC: Union Bank N.A. and FHLB)	2,335,000	2,335,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 0.83%, 6/1/17 (LOC: Rabobank N.A. and Rabobank Nederland)	4,565,000	4,565,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA LLC), VRDN, 0.89%, 6/1/17 (LOC: Bank of the West)	600,000	600,000
California Infrastructure & Economic Development Bank Rev., VRDN, 0.83%, 6/1/17 (LOC: Union Bank N.A.)	2,030,000	2,030,000
California Municipal Finance Authority Rev., (Central Coast YMCA), VRDN, 0.82%, 6/1/17 (LOC: Pacific Capital Bank N.A. and FHLB)	4,450,000	4,450,000
California Municipal Finance Authority Rev., (High Desert Partnership In Academic Excellence Foundation, Inc.), VRDN, 0.83%, 6/1/17 (LOC: Union Bank N.A.)	1,955,000	1,955,000
California Pollution Control Financing Authority Rev., (Recology, Inc.), VRDN, 0.79%, 6/1/17 (LOC: Bank of America N.A.)	1,300,000	1,300,000
California Statewide Communities Development Authority COP, VRDN, 0.77%, 6/7/17 (LOC: Union Bank N.A.)	395,000	395,000
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 0.77%, 6/7/17	5,700,000	5,700,000
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 0.77%, 6/7/17	6,900,000	6,900,000
City & County of San Francisco, 0.99%, 8/15/17	5,000,000	5,000,000
Elsinore Valley Municipal Water District COP, VRDN, 0.72%, 6/7/17 (LOC: Bank of America N.A.)	500,000	500,000
Hesperia Public Financing Authority Rev., VRDN, 0.94%, 6/7/17 (LOC: Bank of the West)	500,000	500,000
Irvine Special Assessment, VRDN, 0.76%, 6/1/17 (LOC: U.S. Bank N.A.)(1)	500,000	500,000
Irvine Ranch Water District Special Assessment, VRDN, 0.85%, 6/1/17	5,000,000	5,000,000
Irvine Ranch Water District Special Assessment, VRDN, 0.86%, 6/1/17	2,900,000	2,900,000
Los Angeles GO, 3.00%, 6/29/17	1,500,000	1,502,651
Los Angeles County GO, 3.00%, 6/30/17	3,000,000	3,005,516
Los Angeles County Metropolitan Transportation Authority, 0.90%, 7/6/17	1,000,000	1,000,000
Metropolitan Water District of Southern California Rev., VRDN, 0.90%, 6/1/17	3,200,000	3,200,000
Metropolitan Water District of Southern California Rev., VRDN, 0.94%, 6/1/17	2,085,000	2,085,000
Metropolitan Water District of Southern California Rev., VRDN, 0.94%, 6/1/17	1,815,000	1,815,000
Mission Viejo Community Development Financing Authority Rev., VRDN, 0.80%, 6/7/17 (LOC: MUFG Union Bank)	3,500,000	3,500,000
Monterey Peninsula Water Management District COP, VRDN, 0.78%, 6/1/17 (LOC: Wells Fargo Bank N.A.)	2,370,000	2,370,000
Municipal Improvement Corp. of Los Angeles, 0.81%, 6/20/17	2,500,000	2,500,000
Pasadena COP, VRDN, 0.76%, 6/1/17 (LOC: Bank of America N.A.)	1,550,000	1,550,000
Reedley COP, (Mennonite Brethren Homes, Inc.), VRDN, 0.84%, 6/1/17 (LOC: Bank of the Sierra and FHLB)	6,480,000	6,480,000
Riverside County GO, 3.00%, 6/30/17	4,000,000	4,007,320
San Bernardino County Flood Control District Rev., VRDN, 0.81%, 6/1/17 (LOC: Bank of America N.A.)	3,000,000	3,000,000
San County Bernardino GO, 2.00%, 6/30/17	5,000,000	5,005,326
San Diego County Water Authority Financing Corp., 0.85%, 6/20/17	5,000,000	5,000,000
San Diego Public Facilities Financing Authority Water Rev., 0.97%, 7/18/17	2,000,000	2,000,000
San Diego Unified School District GO, 2.00%, 6/30/17	3,000,000	3,003,362

San Francisco City & County Airport Comm-San Francisco International Airport Rev., VRDN, 0.72%, 6/7/17 (LOC: Wells Fargo Bank N.A.)	1,655,000	1,655,000
San Francisco City & County Airport Comm-San Francisco International Airport Rev., VRDN, 0.73%, 6/7/17 (LOC: Union Bank N.A.)	2,100,000	2,100,000
San Francisco City & County Public Utilities Commission, 0.93%, 6/7/17	2,000,000	2,000,000
Santa Clara County Housing Authority Rev., (SR Fountains LP), VRDN, 0.83%, 6/1/17 (LOC: Citibank N.A.)	930,000	930,000
Santa Clara Valley Transportation Authority Rev., VRDN, 0.75%, 6/1/17 (SBBPA: State Street Bank & Trust Co.)	6,150,000	6,150,000
Sonoma County Junior College District GO, 3.00%, 8/1/17	1,000,000	1,003,493
Tender Option Bond Trust Receipts/Certificates GO, VRDN, 0.90%, 6/1/17 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.87%, 6/1/17 (LIQ FAC: Bank of America N.A.)(1)	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.90%, 6/1/17 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,750,000	3,750,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.93%, 6/1/17 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	5,000,000	5,000,000
Town of Apple Valley COP, VRDN, 0.83%, 6/1/17 (LOC: Union Bank N.A.)	1,125,000	1,125,000
Town of Hillsborough COP, VRDN, 0.82%, 6/1/17 (SBBPA: Bank of the West)	7,215,000	7,215,000
Town of Hillsborough COP, VRDN, 0.82%, 6/1/17 (SBBPA: Bank of the West)	500,000	500,000
Town of Hillsborough COP, VRDN, 0.82%, 6/1/17 (SBBPA: Bank of the West)	480,000	480,000
Victorville Joint Powers Finance Authority Rev., VRDN, 1.28%, 6/1/17 (LOC: BNP Paribas)	13,715,000	13,715,000
Yolo County Rev., (Beckett Hall, Inc.), VRDN, 0.90%, 6/1/17 (LOC: Bank of the West)	6,740,000	6,740,000
TOTAL INVESTMENT SECURITIES — 98.3%		167,362,668
OTHER ASSETS AND LIABILITIES — 1.7%		2,871,165
TOTAL NET ASSETS — 100.0%		$170,233,833

NOTES TO SCHEDULE OF INVESTMENTS
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $17,250,000, which represented 10.1% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of May 31, 2017, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$167,362,668

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	July 26, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	July 26, 2017